UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21323

Eaton Vance Limited Duration Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Annual Report April 30, 2005

EATON VANCE
LIMITED
DURATION
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker–dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Duration Income Fund as of April 30, 2005

INVESTMENT UPDATE

The Fund

Performance

•             Based on its April 2005 monthly dividend of $0.1261 and a closing share price of $17.69, Eaton Vance Limited Duration Income Fund, a closed-end fund traded on the American Stock Exchange (the “Fund”), had a market yield of 8.55%.(1)

•             Based on share price (traded on the American Stock Exchange), the Fund had a total return of 8.22% for the year ended April 30, 2005.(2) That return was the result of a decrease in share price from $17.81 on October 31, 2004 to $17.69 on April 30, 2005 and the reinvestment of $1.606 in monthly dividends.

•             Based on net asset value, the Fund had a total return of 5.29% for the year ended April 30, 2005.(2) That return was the result of a decrease in net asset value per share from $19.07 on October 31, 2004 to $18.43 on April 30, 2005, and the reinvestment of all distributions.

The Fund’s Investments

•             The Fund’s managers continued to diversify the Fund’s bond and senior loan investments along industry lines. The Fund had exposure to companies that respond to economic growth, as well as non-cyclical companies whose earnings are less dependent on economic expansion. At April 30, 2005, the Fund’s investments spanned 47 industries, with no single industry representing more than 8% of the Fund’s net assets.

•             Due to relatively stable credit conditions and continuing strong technical factors, credit spreads in the loan market were at historical lows for much of the year. Late in the period, loan pricing eased slightly in response to significant spread widening in the high-yield bond market. Once again, loans demonstrated their relatively low volatility versus high-yield bonds and, for the period, acted as a risk mitigator for the overall Fund. This was largely due to the seniority and floating-rate characteristics of loans.

•             The high-yield market performed well in 2004, characterized by strong new issuances, low default rates and narrowing credit spreads. However, market sentiment weakened in March and April 2005, amid a Treasury market decline, rumors of a ratings downgrade in Ford and General Motors bonds and concerns over the economy. Management positioned the Fund’s high-yield investments defensively, maintaining a shorter duration and avoiding the more speculative segments of the high-yield market. The Fund focused on 2- and 3-year bonds and issues nearing their call dates – a strategy that shortened duration and provided some protection from higher interest rates and widening credit spreads. The Fund focused on non-cyclical areas, such as wireless telecom, and companies with excellent liquidity.

•             Within the mortgage-backed securities (MBS) segment, the Fund’s investments remained focused on seasoned MBS. Prepayment rates for the Fund’s seasoned MBS declined significantly over the course of the year, in part due to the Federal Reserve’s continued campaign to raise short-term rates and fight inflation. The Fed raised its Federal Funds rate – a key short-term interest rate benchmark – on eight occasions from June 2004 though May 2005. Declining prepayment rates in combination with yield spreads on seasoned MBS tightening approximately 90 basis points (0.90%) contributed to the outperformance of seasoned MBS over Treasuries.

•             At April 30, 2005, the Fund had leverage in the amount of approximately 33.5% of the Fund’s total assets. The Fund is leveraged through the issuance of Auction Preferred Shares and its securities lending program. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

[Limited Duration Letter]

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

(1) The Fund’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

(2) Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its securities lending program. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PERFORMANCE

Performance(1)

Average Annual Total Return (by share price, AMEX)
One Year	8.22%
Life of Fund (5/30/03)	4.27

Average Annual Total Return (at net asset value)
One Year	5.29%
Life of Fund (5/30/03)	6.52

(1) Performance results reflect the effect of its leverage resulting from the Fund’s issuance of Auction Preferred Shares and its securities lending program. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares and securities lending.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Allocations(2)

(2) Fund Allocations are shown as a percentage of the Fund’s total investments as of 4/30/05. Fund allocations may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS

Senior, Floating Rate Interests - 51.4%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense - 1.0%
Alliant Techsystems, Inc.
$2,498,935	Term Loan, 4.69%, Maturing March 31, 2011	$2,542,666
CACI International, Inc.
1,361,250	Term Loan, 4.96%, Maturing May 3, 2011	1,382,520
Hexcel Corp.
1,580,000	Term Loan, 4.83%, Maturing March 1, 2012	1,599,504
K&F Industries, Inc.
2,945,950	Term Loan, 5.57%, Maturing November 18, 2012	2,999,039
Standard Aero Holdings, Inc.
677,308	Term Loan, 5.59%, Maturing August 24, 2012	688,314
Transdigm, Inc.
5,247,000	Term Loan, 4.94%, Maturing July 22, 2010	5,330,627
United Defense Industries, Inc.
5,051,401	Term Loan, 5.07%, Maturing August 13, 2009	5,061,923
Vought Aircraft Industries, Inc.
1,326,871	Term Loan, 5.57%, Maturing December 22, 2011	1,347,603
Wyle Laboratories, Inc.
315,000	Term Loan, 5.50%, Maturing January 28, 2011	320,512
		$21,272,708
Air Transport - 0.0%
United Airlines, Inc.
$992,350	DIP Loan, 7.50%, Maturing June 30, 2005	$998,966
		$998,966
Automotive - 2.4%
Accuride Corp.
$2,700,086	Term Loan, 5.31%, Maturing January 31, 2012	$2,702,336
Affina Group, Inc.
1,205,978	Term Loan, 5.44%, Maturing November 30, 2011	1,221,957
Collins & Aikman Products Co.
2,953,001	Revolving Loan, 7.94%, Maturing August 31, 2011	2,932,085
CSA Acquisition Corp.
1,022,853	Term Loan, 5.13%, Maturing December 23, 2011	1,027,541
647,959	Term Loan, 5.13%, Maturing December 23, 2011	650,928
Dayco Products, LLC
2,977,500	Term Loan, 6.24%, Maturing June 23, 2011	3,033,328
Exide Technologies
661,643	Term Loan, 6.24%, Maturing May 5, 2010	659,989
661,643	Term Loan, 6.24%, Maturing May 5, 2010	667,432
Federal-Mogul Corp.
5,626,706	Term Loan, 6.81%, Maturing March 31, 2005	5,640,774

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Goodyear Tire & Rubber Co.
$950,000	Term Loan, 4.67%, Maturing April 30, 2010	$952,969
3,185,000	Term Loan, 5.89%, Maturing April 30, 2010	3,163,957
1,000,000	Term Loan, 6.64%, Maturing March 1, 2011	952,500
HLI Operating Co., Inc.
4,756,648	Term Loan, 6.52%, Maturing June 3, 2009	4,756,648
800,000	Term Loan, 8.69%, Maturing June 3, 2010	798,000
Key Automotive Group
1,155,859	Term Loan, 5.86%, Maturing June 29, 2010	1,163,083
Meridian Automotive Systems, Inc.
294,424	Term Loan, 7.85%, Maturing April 27, 2010	290,744
Metaldyne Corp.
2,086,370	Term Loan, 7.62%, Maturing December 31, 2009	2,049,859
Plastech Engineered Products, Inc.
862,759	Term Loan, 7.85%, Maturing March 31, 2010	850,087
R.J. Tower Corp.
1,880,000	DIP Loan, 6.19%, Maturing February 2, 2007	1,900,759
Tenneco Automotive, Inc.
1,861,375	Term Loan, 5.12%, Maturing December 12, 2009	1,900,153
817,670	Term Loan, 5.11%, Maturing December 12, 2010	834,704
TI Automotive, Ltd.
1,375,000	Term Loan, 6.03%, Maturing June 30, 2011	1,364,687
Trimas Corp.
4,707,340	Term Loan, 6.90%, Maturing December 31, 2009	4,781,872
TRW Automotive, Inc.
1,995,000	Term Loan, 3.88%, Maturing October 31, 2010	2,004,353
2,319,923	Term Loan, 4.38%, Maturing June 30, 2012	2,327,753
United Components, Inc.
1,546,667	Term Loan, 5.29%, Maturing June 30, 2010	1,567,933
		$50,196,431
Beverage and Tobacco - 0.6%
Constellation Brands, Inc.
$4,669,283	Term Loan, 4.99%, Maturing November 30, 2011	$4,715,612
Culligan International Co.
1,200,000	Term Loan, 5.41%, Maturing September 30, 2011	1,217,750
DS Waters, L.P.
443,048	Term Loan, 7.49%, Maturing November 7, 2009	425,880
National Dairy Holdings, L.P.
330,000	Term Loan, 4.97%, Maturing March 15, 2012	334,331
Southern Wine & Spirits of America, Inc.
4,340,996	Term Loan, 5.35%, Maturing July 2, 2008	4,406,111
Sunny Delight Beverages Co.
696,706	Term Loan, 6.82%, Maturing August 20, 2010	696,270
		$11,795,954

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development - 3.5%
AIMCO Properties, L.P.
$4,500,000	Term Loan, 4.75%, Maturing November 2, 2009	$4,578,750
DMB/CHII, LLC
885,008	Term Loan, 5.42%, Maturing March 3, 2007	887,220
Formica Corp.
189,874	Term Loan, 7.75%, Maturing June 10, 2010	191,773
97,103	Term Loan, 7.76%, Maturing June 10, 2010	98,074
277,802	Term Loan, 7.76%, Maturing June 10, 2010	280,580
78,353	Term Loan, 7.76%, Maturing June 10, 2010	79,137
FT-FIN Acquisition, LLC
1,454,151	Term Loan, 7.38%, Maturing November 17, 2007	1,457,786
General Growth Properties, Inc.
9,982,565	Term Loan, 5.10%, Maturing November 12, 2008	10,064,192
Landsource Communities, LLC
1,002,000	Term Loan, 5.50%, Maturing March 31, 2010	1,015,777
LNR Property Corp.
1,500,000	Term Loan, 5.55%, Maturing February 3, 2008(2)	1,506,562
5,272,239	Term Loan, 5.81%, Maturing February 3, 2008	5,300,577
LNR Property Holdings
1,045,000	Term Loan, 7.31%, Maturing March 8, 2008	1,050,225
MAAX Corp.
923,025	Term Loan, 5.70%, Maturing June 4, 2011	933,409
Mueller Group, Inc.
2,359,055	Term Loan, 5.78%, Maturing April 25, 2011	2,387,069
NCI Building Systems, Inc.
848,750	Term Loan, 4.75%, Maturing June 18, 2010	860,155
Newkirk Master, L.P.
405,558	Term Loan, 7.56%, Maturing November 24, 2006	411,642
Newkirk Tender Holdings, LLC
1,798,216	Term Loan, 7.59%, Maturing May 25, 2006	1,811,703
3,333,333	Term Loan, 9.09%, Maturing May 25, 2006	3,358,333
Nortek, Inc.
2,039,750	Term Loan, 5.59%, Maturing August 27, 2011	2,069,071
Panolam Industries Holdings
1,126,466	Term Loan, 6.13%, Maturing December 3, 2010	1,141,955
1,357,809	Term Loan, 10.38%, Maturing June 3, 2011	1,390,057
Ply Gem Industries, Inc.
314,925	Term Loan, 5.28%, Maturing February 12, 2011	315,712
799,005	Term Loan, 5.60%, Maturing February 12, 2011	801,002
2,143,155	Term Loan, 5.60%, Maturing February 12, 2011	2,148,513
South Edge, LLC
612,500	Term Loan, 4.44%, Maturing October 31, 2007	615,562
2,287,500	Term Loan, 4.69%, Maturing October 31, 2009	2,317,523
St. Marys Cement, Inc.
1,979,962	Term Loan, 5.09%, Maturing December 4, 2010	2,004,712
Stile Acquisition Corp.
981,664	Term Loan, 6.75%, Maturing April 6, 2013	983,198

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Stile U.S. Acquisition Corp.
$983,336	Term Loan, 6.75%, Maturing April 6, 2013	$984,873
Sugarloaf Mills, L.P.
2,000,000	Term Loan, 4.75%, Maturing April 7, 2007	2,000,000
1,000,000	Term Loan, 4.75%, Maturing April 7, 2007	1,000,000
The Macerich Partnership, L.P.
1,505,000	Term Loan, 6.35%, Maturing April 25, 2006	1,506,881
1,465,000	Term Loan, 6.25%, Maturing April 25, 2010	1,465,000
The Woodlands Community Property Co.
1,174,000	Term Loan, 5.11%, Maturing November 30, 2007	1,188,675
367,000	Term Loan, 7.11%, Maturing November 30, 2007	372,505
Tousa/Kolter, LLC
2,330,000	Term Loan, 4.19%, Maturing January 7, 2008(2)	2,341,650
Tower Financing, LLC
2,750,000	Term Loan, 6.49%, Maturing April 8, 2008	2,753,437
Trustreet Properties, Inc.
1,025,000	Term Loan, 4.89%, Maturing April 8, 2010	1,041,016
WFP Tower A Co., L.P.
4,500,000	Term Loan, 5.10%, Maturing June 12, 2006	4,504,221
Whitehall Street Real Estate, L.P.
3,105,359	Term Loan, 6.82%, Maturing September 11, 2006(3)	3,174,609
		$72,393,136
Business Equipment and Services - 1.0%
Allied Security Holdings, LLC
$817,619	Term Loan, 7.35%, Maturing June 30, 2010	$825,795
Baker & Taylor, Inc.
2,850,000	Term Loan, 9.35%, Maturing May 6, 2011	2,885,625
DynCorp International, LLC
1,360,000	Term Loan, 6.06%, Maturing February 11, 2011	1,371,900
Global Imaging Systems, Inc.
2,411,610	Term Loan, 4.48%, Maturing May 10, 2010	2,422,916
Info USA, Inc.
759,063	Term Loan, 5.75%, Maturing June 9, 2010	764,755
Iron Mountain, Inc.
2,669,373	Term Loan, 4.69%, Maturing April 2, 2011	2,703,073
1,993,333	Term Loan, 4.75%, Maturing April 2, 2011	2,020,327
Language Line, Inc.
2,950,164	Term Loan, 7.10%, Maturing June 11, 2011	2,986,581
Mitchell International, Inc.
437,898	Term Loan, 6.09%, Maturing August 11, 2011	445,561
992,500	Term Loan, 8.80%, Maturing August 15, 2012	1,019,794
Protection One, Inc.
1,165,000	Term Loan, 6.07%, Maturing April 18, 2011	1,178,106
Quintiles Transnational Corp.
1,252,823	Term Loan, 4.84%, Maturing September 25, 2009	1,259,087
		$19,883,520

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television - 3.1%
Adelphia Communications Corp.
$3,690,000	DIP Loan, 5.38%, Maturing March 31, 2006	$3,709,026
Atlantic Broadband Finance, LLC
1,935,000	Term Loan, 5.70%, Maturing September 1, 2011	1,978,537
Bragg Communication, Inc.
2,176,569	Term Loan, 5.39%, Maturing August 31, 2011	2,201,055
Bresnan Communications, LLC
6,500,000	Term Loan, 6.56%, Maturing September 30, 2010	6,602,576
Canadian Cable Acquisition Co., Inc.
497,500	Term Loan, 6.09%, Maturing July 30, 2011	503,874
Cebridge Connections, Inc.
1,584,000	Term Loan, 9.01%, Maturing February 23, 2010	1,613,700
Charter Communications Operating, LLC
13,175,437	Term Loan, 6.44%, Maturing April 27, 2011	13,047,807
Insight Midwest Holdings, LLC
1,481,250	Term Loan, 5.75%, Maturing December 31, 2009	1,505,166
9,875,000	Term Loan, 5.75%, Maturing December 31, 2009	10,038,560
MCC Iowa, LLC
3,820,000	Term Loan, 4.51%, Maturing March 31, 2010	3,808,062
2,476,275	Term Loan, 5.36%, Maturing September 30, 2010	2,484,593
Mediacom Illinois, LLC
4,887,750	Term Loan, 4.99%, Maturing March 31, 2013	4,951,902
NTL, Inc.
2,600,000	Term Loan, 6.41%, Maturing April 13, 2012	2,626,000
UGS Corp.
5,250,850	Term Loan, 4.87%, Maturing March 31, 2012	5,355,867
UPC Broadband Holdings B.V.
2,560,000	Term Loan, 5.75%, Maturing September 30, 2012	2,564,022
		$62,990,747
Chemicals and Plastics - 2.0%
Brenntag AG
$2,475,000	Term Loan, 5.88%, Maturing December 9, 2011	$2,510,991
Hercules, Inc.
831,600	Term Loan, 4.87%, Maturing October 8, 2010	843,554
Huntsman International, LLC
8,133,415	Term Loan, 5.50%, Maturing December 31, 2010	8,277,783
Huntsman, LLC
2,250,000	Term Loan, 6.05%, Maturing March 31, 2010	2,287,125
Innophos, Inc.
547,512	Term Loan, 5.36%, Maturing August 13, 2010	553,329
Invista B.V.
4,441,024	Term Loan, 5.88%, Maturing April 29, 2011	4,528,458
1,926,813	Term Loan, 5.88%, Maturing April 29, 2011	1,964,748
ISP Chemco, Inc.
1,485,000	Term Loan, 5.03%, Maturing March 27, 2011	1,504,491

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Kraton Polymer, LLC
$2,683,490	Term Loan, 5.78%, Maturing December 23, 2010	$2,730,451
Mosaic Co.
1,560,000	Term Loan, 4.57%, Maturing February 21, 2012	1,576,575
Nalco Co.
5,058,307	Term Loan, 5.00%, Maturing November 4, 2010	5,139,715
Niagara Acquisition, Inc.
580,000	Term Loan, 5.13%, Maturing February 11, 2012	587,250
Rockwood Specialties Group, Inc.
3,815,000	Term Loan, 5.43%, Maturing December 10, 2012	3,863,882
Solo Cup Co.
3,431,502	Term Loan, 5.08%, Maturing February 27, 2011	3,476,970
Wellman, Inc.
750,000	Term Loan, 6.74%, Maturing February 10, 2009	765,313
Westlake Chemical Corp.
242,500	Term Loan, 5.44%, Maturing July 31, 2010	245,683
		$40,856,318
Clothing / Textiles - 0.2%
Propex Fabrics, Inc.
$395,000	Term Loan, 5.04%, Maturing December 31, 2011	$397,962
SI Corp.
1,816,105	Term Loan, 7.10%, Maturing December 9, 2009	1,846,752
St. John Knits International, Inc.
1,865,000	Term Loan, 5.60%, Maturing March 23, 2012	1,883,650
		$4,128,364
Conglomerates - 1.3%
Amsted Industries, Inc.
$6,586,324	Term Loan, 5.90%, Maturing October 15, 2010	$6,691,982
Blount, Inc.
1,103,025	Term Loan, 5.86%, Maturing August 9, 2010	1,120,720
Gentek, Inc.
640,000	Term Loan, 5.81%, Maturing February 25, 2011	638,900
875,000	Term Loan, 8.89%, Maturing February 25, 2012	857,774
Goodman Global Holdings, Inc.
1,346,625	Term Loan, 5.50%, Maturing December 23, 2011	1,369,349
Johnson Diversey, Inc.
1,275,000	Term Loan, 4.64%, Maturing November 30, 2009	1,284,562
2,443,879	Term Loan, 4.98%, Maturing November 30, 2009	2,477,101
Polymer Group, Inc.
2,339,583	Term Loan, 6.34%, Maturing April 27, 2010	2,388,324
2,500,000	Term Loan, 9.34%, Maturing April 27, 2011	2,562,500
PP Acquisition Corp.
4,552,267	Term Loan, 5.35%, Maturing November 12, 2011	4,609,170
Rexnord Corp.
2,467,217	Term Loan, 6.27%, Maturing December 31, 2011	2,477,241
		$26,477,623

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products - 2.6%
Berry Plastics Corp.
$4,265,709	Term Loan, 4.77%, Maturing June 30, 2010	$4,337,693
BWAY Corp.
2,408,700	Term Loan, 5.25%, Maturing June 30, 2011	2,445,835
Celanese Holdings, LLC
4,994,501	Term Loan, 5.63%, Maturing April 6, 2009	5,088,927
655,804	Term Loan, 0.00%, Maturing April 6, 2011(2)	666,187
Consolidated Container Holding, LLC
1,240,625	Term Loan, 6.69%, Maturing December 15, 2008	1,256,908
Dr. Pepper/Seven Up Bottling Group, Inc.
3,577,969	Term Loan, 5.32%, Maturing December 19, 2010	3,641,478
Graham Packaging Holdings Co.
4,488,750	Term Loan, 5.64%, Maturing October 7, 2011	4,553,675
3,000,000	Term Loan, 7.31%, Maturing April 7, 2012	3,078,375
Graphic Packaging International, Inc.
11,268,591	Term Loan, 5.51%, Maturing August 8, 2009	11,441,846
IPG (US), Inc.
1,268,625	Term Loan, 5.14%, Maturing July 28, 2011	1,286,069
Owens-Illinois, Inc.
2,689,555	Term Loan, 5.53%, Maturing April 1, 2007	2,735,614
Printpack Holdings, Inc.
2,493,457	Term Loan, 5.31%, Maturing March 31, 2009	2,527,742
Silgan Holdings, Inc.
2,052,642	Term Loan, 4.87%, Maturing November 30, 2008	2,079,583
Smurfit-Stone Container Corp.
652,032	Term Loan, 2.10%, Maturing November 1, 2010	663,952
5,197,888	Term Loan, 4.80%, Maturing November 1, 2011	5,286,143
1,648,630	Term Loan, 4.92%, Maturing November 1, 2011	1,676,622
U.S. Can Corp.
1,485,000	Term Loan, 6.94%, Maturing January 15, 2010	1,492,425
		$54,259,074
Cosmetics / Toiletries - 0.4%
American Safety Razor Co.
$1,000,000	Term Loan, 5.71%, Maturing February 28, 2012	$1,017,500
Church & Dwight Co., Inc.
4,372,709	Term Loan, 4.81%, Maturing May 30, 2011	4,436,476
Prestige Brands, Inc.
1,757,250	Term Loan, 5.38%, Maturing April 7, 2011	1,782,876
Revlon Consumer Products Corp.
1,450,813	Term Loan, 9.24%, Maturing July 9, 2009	1,512,472
		$8,749,324
Drugs - 0.3%
Warner Chilcott Corp.
$1,300,821	Term Loan, 5.72%, Maturing January 18, 2012	$1,313,830
600,943	Term Loan, 5.72%, Maturing January 18, 2012	606,952
3,228,236	Term Loan, 6.73%, Maturing January 18, 2012	3,260,518
		$5,181,300

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment - 0.7%
Alderwoods Group, Inc.
$737,110	Term Loan, 4.88%, Maturing September 29, 2009	$748,628
Allied Waste Industries, Inc.
2,305,014	Term Loan, 4.87%, Maturing January 15, 2010	2,312,074
6,223,539	Term Loan, 5.14%, Maturing January 15, 2012	6,245,110
Environmental Systems, Inc.
1,437,929	Term Loan, 6.51%, Maturing December 12, 2008	1,465,789
1,000,000	Term Loan, 13.08%, Maturing December 12, 2010	1,033,750
IESI Corp.
1,764,706	Term Loan, 5.09%, Maturing January 20, 2012	1,790,074
Sensus Metering Systems, Inc.
865,151	Term Loan, 5.43%, Maturing December 17, 2010	873,803
129,773	Term Loan, 5.43%, Maturing December 17, 2010	131,070
		$14,600,298
Electronics / Electrical - 1.7%
AMI Semiconductor, Inc.
$1,405,000	Term Loan, 4.36%, Maturing April 1, 2012	$1,414,659
Amphenol Corp.
3,789,474	Term Loan, 4.33%, Maturing May 6, 2010	3,842,170
Cellnet Technology, Inc.
710,000	Term Loan, 7.75%, Maturing April 26, 2012	710,000
Communications & Power, Inc.
1,777,778	Term Loan, 5.25%, Maturing July 23, 2010	1,805,001
Enersys Capital, Inc.
1,563,188	Term Loan, 4.99%, Maturing March 17, 2011	1,591,520
Fairchild Semiconductor Corp.
7,614,666	Term Loan, 4.69%, Maturing December 31, 2010	7,705,090
1,391,513	Term Loan, 4.69%, Maturing December 31, 2010	1,414,125
Invensys International Holding
4,027,061	Term Loan, 6.88%, Maturing September 5, 2009	4,089,984
Memec Group, Ltd.
500,000	Term Loan, 5.53%, Maturing June 15, 2009	500,000
2,125,000	Term Loan, 11.06%, Maturing June 15, 2010	2,164,844
Rayovac Corp.
3,200,000	Term Loan, 4.86%, Maturing February 1, 2015	3,259,002
Security Co., Inc.
992,500	Term Loan, 7.00%, Maturing June 28, 2010	1,004,906
500,000	Term Loan, 10.31%, Maturing June 28, 2011	513,750
Telcordia Technologies, Inc.
2,635,000	Term Loan, 5.83%, Maturing September 15, 2012	2,623,472
United Online, Inc.
332,000	Term Loan, 5.95%, Maturing December 13, 2008	336,565
Vertafore, Inc.
1,556,100	Term Loan, 5.62%, Maturing December 22, 2010	1,577,496
500,000	Term Loan, 8.87%, Maturing December 22, 2011	509,062

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Viasystems, Inc.
$748,125	Term Loan, 4.68%, Maturing September 30, 2009	$755,918
		$35,817,564
Equipment Leasing - 0.3%
Ashtead Group, PLC
$1,000,000	Term Loan, 5.31%, Maturing November 12, 2009	$1,014,375
Maxim Crane Works, L.P.
1,055,000	Term Loan, 8.56%, Maturing January 28, 2012	1,084,672
United Rentals, Inc.
565,000	Term Loan, 3.36%, Maturing February 14, 2011	573,299
2,796,750	Term Loan, 5.31%, Maturing February 14, 2011	2,838,701
		$5,511,047
Farming / Agriculture - 0.0%
Central Garden & Pet Co.
$598,487	Term Loan, 4.75%, Maturing May 15, 2009	$605,220
The Scotts Co.
391,776	Term Loan, 4.56%, Maturing September 30, 2010	396,989
		$1,002,209
Financial Intermediaries - 0.7%
Coinstar, Inc.
$659,311	Term Loan, 5.13%, Maturing July 7, 2011	$671,673
Corrections Corp. of America
1,272,727	Term Loan, 5.09%, Maturing March 31, 2008	1,279,091
Fidelity National Information Solutions, Inc.
7,677,500	Term Loan, 4.66%, Maturing March 9, 2013	7,658,306
Refco Group Ltd., LLC
3,108,875	Term Loan, 5.02%, Maturing August 5, 2011	3,139,964
Wackenhut Corrections Corp.
1,234,073	Term Loan, 5.63%, Maturing July 9, 2009	1,252,584
		$14,001,618
Food Products - 1.7%
Acosta Sales Co., Inc.
$1,592,000	Term Loan, 5.48%, Maturing August 13, 2010	$1,613,890
American Seafoods Holdings, LLC
2,348,203	Term Loan, 6.34%, Maturing March 31, 2009	2,385,629
Atkins Nutritional, Inc.
1,825,000	Term Loan, 8.25%, Maturing November 26, 2009(4)	1,160,700
Del Monte Corp.
965,000	Term Loan, 4.69%, Maturing February 8, 2012	979,596
Doane Pet Care Co.
2,621,825	Term Loan, 6.70%, Maturing November 5, 2009	2,672,623

Principal Amount	Borrower/Tranche Description	Value
Food Products (continued)
Dole Food Company, Inc.
$1,315,000	Term Loan, 4.57%, Maturing April 18, 2012	$1,315,000
Herbalife International, Inc.
643,388	Term Loan, 4.66%, Maturing December 21, 2010	655,049
Interstate Brands Corp.
625,000	Term Loan, 6.95%, Maturing July 19, 2006	615,104
3,884,640	Term Loan, 6.82%, Maturing July 19, 2007	3,817,875
Merisant Co.
5,468,040	Term Loan, 6.44%, Maturing January 11, 2010	5,482,848
Michael Foods, Inc.
1,146,673	Term Loan, 5.07%, Maturing November 21, 2010	1,163,873
3,000,000	Term Loan, 6.59%, Maturing November 21, 2010	3,090,000
Pinnacle Foods Holdings Corp.
4,950,000	Term Loan, 6.35%, Maturing November 25, 2010	5,011,103
Reddy Ice Group, Inc.
4,334,000	Term Loan, 5.56%, Maturing July 31, 2009	4,373,279
		$34,336,569
Food Service - 1.0%
AFC Enterprises, Inc.
$1,951,888	Term Loan, 7.75%, Maturing May 23, 2007	$1,959,207
Buffets, Inc.
418,182	Term Loan, 6.05%, Maturing June 28, 2009	421,667
2,173,796	Term Loan, 6.27%, Maturing June 28, 2009	2,191,910
Carrols Corp.
623,438	Term Loan, 5.63%, Maturing December 31, 2010	634,218
CKE Restaurants, Inc.
1,548,621	Term Loan, 4.94%, Maturing July 2, 2010	1,566,043
Denny's, Inc.
533,664	Term Loan, 6.33%, Maturing September 21, 2009	547,672
Domino's, Inc.
6,978,878	Term Loan, 4.88%, Maturing June 25, 2010	7,095,195
Gate Gourmet Borrower, LLC
1,000,000	Term Loan, 9.52%, Maturing December 31, 2008	980,625
Jack in the Box, Inc.
1,481,250	Term Loan, 4.85%, Maturing January 8, 2011	1,504,395
Maine Beverage Co., LLC
937,500	Term Loan, 4.62%, Maturing June 30, 2010	937,500
Ruth's Chris Steak House, Inc.
788,762	Term Loan, 6.00%, Maturing March 11, 2011	802,565
Weight Watchers International, Inc.
945,250	Term Loan, 4.65%, Maturing March 31, 2010	956,278
		$19,597,275

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food / Drug Retailers - 0.7%
Cumberland Farms, Inc.
$1,851,840	Term Loan, 5.11%, Maturing September 8, 2008	$1,856,469
4,174,290	Term Loan, 5.65%, Maturing September 8, 2008	4,197,770
General Nutrition Centers, Inc.
1,020,901	Term Loan, 5.97%, Maturing December 5, 2009	1,033,237
Rite Aid Corp.
1,965,125	Term Loan, 4.73%, Maturing September 22, 2009	1,978,635
The Jean Coutu Group (PJC), Inc.
2,985,000	Term Loan, 5.50%, Maturing July 30, 2011	3,034,205
The Pantry, Inc.
2,093,749	Term Loan, 5.32%, Maturing August 11, 2011	2,130,390
		$14,230,706
Forest Products - 0.6%
Appleton Papers, Inc.
$2,466,362	Term Loan, 5.17%, Maturing June 11, 2010	$2,493,340
Boise Cascade Holdings, LLC
5,058,342	Term Loan, 4.74%, Maturing October 29, 2010	5,112,790
Koch Cellulose, LLC
551,114	Term Loan, 4.60%, Maturing May 7, 2011	561,103
1,793,689	Term Loan, 5.34%, Maturing May 7, 2011	1,826,200
RLC Industries Co.
2,150,983	Term Loan, 4.59%, Maturing February 24, 2010	2,161,738
		$12,155,171
Healthcare - 3.3%
Accredo Health, Inc.
$3,224,800	Term Loan, 4.82%, Maturing June 30, 2011	$3,237,903
Alliance Imaging, Inc.
2,274,402	Term Loan, 5.39%, Maturing December 29, 2011	2,305,675
AMR HoldCo, Inc.
855,000	Term Loan, 5.35%, Maturing February 10, 2012	866,756
Ardent Health Services, Inc.
2,189,000	Term Loan, 5.25%, Maturing August 12, 2011	2,193,104
Colgate Medical, Ltd.
789,895	Term Loan, 5.09%, Maturing December 30, 2008	799,769
Community Health Systems, Inc.
11,793,751	Term Loan, 4.64%, Maturing August 19, 2011	11,939,947
Concentra Operating Corp.
4,542,306	Term Loan, 5.15%, Maturing June 30, 2009	4,612,335
Conmed Corp.
1,547,597	Term Loan, 5.02%, Maturing December 31, 2007	1,567,183
Cross Country Healthcare, Inc.
996,179	Term Loan, 6.18%, Maturing June 5, 2009	1,006,141
DJ Orthopedics, Inc.
937,500	Term Loan, 5.38%, Maturing May 15, 2009	955,664

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Encore Medical IHC, Inc.
$1,629,375	Term Loan, 5.90%, Maturing October 4, 2010	$1,652,797
Envision Worldwide, Inc.
1,292,778	Term Loan, 8.13%, Maturing September 30, 2010	1,305,706
FHC Health Systems, Inc.
1,857,143	Term Loan, 8.91%, Maturing December 18, 2009	1,885,000
1,300,000	Term Loan, 11.91%, Maturing December 18, 2009	1,319,500
Hanger Orthopedic Group, Inc.
494,974	Term Loan, 6.59%, Maturing September 30, 2009	501,162
Healthcare Partners, LLC
450,000	Term Loan, 5.30%, Maturing March 2, 2011	452,812
Healthsouth Corp.
1,000,000	Term Loan, 5.52%, Maturing June 14, 2007	1,006,406
280,000	Term Loan, 2.85%, Maturing March 21, 2010	281,794
Kinetic Concepts, Inc.
2,385,250	Term Loan, 4.85%, Maturing August 11, 2010	2,423,266
Knowledge Learning Corp.
4,144,000	Term Loan, 5.56%, Maturing January 7, 2012	4,186,086
Leiner Health Products, Inc.
1,116,563	Term Loan, 6.38%, Maturing May 27, 2011	1,137,498
Lifepoint Hospitals, Inc.
4,470,000	Term Loan, 4.58%, Maturing April 15, 2012	4,483,969
Magellan Health Services, Inc.
277,778	Term Loan, 5.03%, Maturing August 15, 2008	281,597
440,972	Term Loan, 5.26%, Maturing August 15, 2008	447,036
Medcath Holdings Corp.
496,250	Term Loan, 5.55%, Maturing June 30, 2011	503,384
National Mentor, Inc.
845,750	Term Loan, 5.27%, Maturing September 30, 2011	858,965
Select Medical Holding Corp.
2,075,000	Term Loan, 4.63%, Maturing February 24, 2012	2,072,147
SFBC International, Inc.
189,714	Term Loan, 6.10%, Maturing December 21, 2011	191,611
Sunrise Medical Holdings, Inc.
2,054,275	Term Loan, 6.25%, Maturing May 13, 2010	2,056,843
Talecris Biotherapeutics, Inc.
1,195,000	Term Loan, 6.17%, Maturing March 31, 2010	1,200,975
Team Health, Inc.
1,731,125	Term Loan, 5.85%, Maturing March 23, 2011	1,735,453
Triad Hospitals Holdings, Inc.
4,760,071	Term Loan, 5.32%, Maturing September 30, 2008	4,842,629
Vanguard Health Holding Co., LLC
1,268,625	Term Loan, 6.34%, Maturing September 23, 2011	1,293,602
Vicar Operating, Inc.
787,071	Term Loan, 4.88%, Maturing September 30, 2008	798,877
VWR International, Inc.
1,189,933	Term Loan, 5.65%, Maturing April 7, 2011	1,210,014
		$67,613,606

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Home Furnishings - 1.2%
General Binding Corp.
$2,146,705	Term Loan, 7.44%, Maturing January 15, 2008	$2,150,730
Interline Brands, Inc.
3,415,353	Term Loan, 5.34%, Maturing December 31, 2010	3,458,045
Jarden Corp.
2,962,575	Term Loan, 5.09%, Maturing January 24, 2012	2,980,783
Juno Lighting, Inc.
830,109	Term Loan, 5.56%, Maturing November 21, 2010	844,636
Knoll, Inc.
3,014,000	Term Loan, 6.00%, Maturing September 30, 2011	3,053,559
Sealy Mattress Co.
3,050,000	Term Loan, 4.94%, Maturing April 6, 2012	3,067,791
Simmons Co.
4,933,371	Term Loan, 5.63%, Maturing December 19, 2011	5,013,538
Termpur-Pedic, Inc.
4,912,500	Term Loan, 5.34%, Maturing June 30, 2009	4,967,766
		$25,536,848
Industrial Equipment - 1.0%
Alliance Laundry Holdings, LLC
$579,150	Term Loan, 5.12%, Maturing January 27, 2012	$586,631
Bucyrus International, Inc.
869,646	Term Loan, 5.07%, Maturing July 28, 2010	883,778
Chart Industries, Inc.
1,409,406	Term Loan, 6.63%, Maturing September 15, 2009	1,412,930
Colfax Corp.
2,301,340	Term Loan, 5.38%, Maturing November 30, 2011	2,328,190
Flowserve Corp.
1,994,185	Term Loan, 5.83%, Maturing June 30, 2009	2,034,069
Gleason Corp.
543,028	Term Loan, 5.85%, Maturing July 27, 2011	550,494
1,250,000	Term Loan, 8.10%, Maturing January 31, 2012	1,275,000
Itron, Inc.
1,263,393	Term Loan, 4.75%, Maturing July 1, 2011	1,271,816
Mainline, L.P.
797,111	Term Loan, 5.43%, Maturing December 16, 2011	807,075
MTD Products, Inc.
992,500	Term Loan, 4.63%, Maturing June 1, 2010	997,462
National Waterworks, Inc.
3,788,265	Term Loan, 5.60%, Maturing November 22, 2009	3,848,245
SPX Corp.
260,615	Term Loan, 5.38%, Maturing March 31, 2008	261,266
3,379,380	Term Loan, 5.38%, Maturing September 30, 2009	3,400,079
		$19,657,035

Principal Amount	Borrower/Tranche Description	Value
Insurance - 0.8%
Alliant Resources Group, Inc.
$1,588,000	Term Loan, 6.88%, Maturing August 31, 2011	$1,597,925
CCC Information Services Group
1,098,898	Term Loan, 5.81%, Maturing August 20, 2010	1,112,634
Conseco, Inc.
5,850,496	Term Loan, 6.56%, Maturing June 22, 2010	5,965,066
Hilb, Rogal & Hobbs Co.
1,969,811	Term Loan, 5.38%, Maturing December 15, 2011	1,998,127
U.S.I. Holdings Corp.
5,895,000	Term Loan, 5.69%, Maturing August 11, 2008	5,926,320
		$16,600,072
Leisure Goods / Activities / Movies - 2.3%
Alliance Atlantis Communications, Inc.
$718,000	Term Loan, 4.76%, Maturing December 20, 2011	$722,263
AMF Bowling Worldwide, Inc.
1,604,423	Term Loan, 6.07%, Maturing August 27, 2009	1,614,953
Cinemark, Inc.
1,980,000	Term Loan, 4.35%, Maturing March 31, 2011	2,017,745
Fender Musical Instruments Co.
830,000	Term Loan, 9.25%, Maturing March 30, 2012	825,850
Loews Cineplex Entertainment Corp.
4,303,583	Term Loan, 4.01%, Maturing July 30, 2011	4,375,535
Metro-Goldwyn-Mayer Holdings
10,875,000	Term Loan, 5.38%, Maturing April 8, 2012	10,900,491
Regal Cinemas Corp.
9,088,814	Term Loan, 4.84%, Maturing November 10, 2010	9,233,263
Six Flags Theme Parks, Inc.
8,275,563	Term Loan, 5.38%, Maturing June 30, 2009	8,316,080
Universal City Development Partners, Ltd.
2,134,650	Term Loan, 4.90%, Maturing June 9, 2011	2,168,004
WMG Acquisition Corp.
900,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	882,000
6,583,500	Term Loan, 5.38%, Maturing February 28, 2011	6,645,220
Yankees Holdings & YankeeNets, LLC
455,714	Term Loan, 5.35%, Maturing June 25, 2007	463,120
		$48,164,524
Lodging and Casinos - 2.0%
Alliance Gaming Corp.
$5,909,806	Term Loan, 5.65%, Maturing September 5, 2009	$5,901,189
Ameristar Casinos, Inc.
598,813	Term Loan, 5.06%, Maturing December 20, 2005	608,668
2,656,507	Term Loan, 5.06%, Maturing December 31, 2006	2,701,336
Argosy Gaming Co.
2,388,000	Term Loan, 4.85%, Maturing June 30, 2011	2,406,906

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Boyd Gaming Corp.
$4,947,613	Term Loan, 4.83%, Maturing June 30, 2011	$5,014,099
CNL Hospitality Partners, L.P.
1,619,271	Term Loan, 5.39%, Maturing October 13, 2006	1,645,584
CNL Resort Hotel, L.P.
1,790,000	Term Loan, 5.22%, Maturing August 18, 2006	1,790,000
Globalcash Access, LLC
962,102	Term Loan, 5.31%, Maturing March 10, 2010	977,436
Isle of Capri Casinos, Inc.
2,513,700	Term Loan, 4.61%, Maturing February 4, 2012	2,550,463
Marina District Finance Co., Inc.
2,842,875	Term Loan, 4.99%, Maturing October 14, 2011	2,879,596
Pinnacle Entertainment, Inc.
1,690,104	Term Loan, 0.00%, Maturing August 27, 2010(2)	1,695,386
1,565,000	Term Loan, 6.07%, Maturing August 27, 2010	1,589,453
Resorts International Holdings, LLC
1,274,606	Term Loan, 7.25%, Maturing April 26, 2012	1,274,606
1,065,000	Term Loan, 8.81%, Maturing March 22, 2013	1,065,000
Seminole Tribe of Florida
650,000	Term Loan, 5.38%, Maturing September 30, 2011	652,437
Venetian Casino Resort, LLC
846,241	Term Loan, 0.00%, Maturing June 15, 2011(2)	849,943
4,104,268	Term Loan, 4.81%, Maturing June 15, 2011	4,133,511
Wyndham International, Inc.
1,815,027	Term Loan, 8.69%, Maturing April 1, 2006	1,820,925
Wynn Las Vegas, LLC
1,410,000	Term Loan, 5.18%, Maturing December 14, 2011	1,433,132
		$40,989,670
Nonferrous Metals / Minerals - 0.8%
Compass Minerals Group, Inc.
$1,069,315	Term Loan, 5.60%, Maturing November 28, 2009	$1,083,685
Foundation Coal Corp.
1,638,298	Term Loan, 5.03%, Maturing July 30, 2011	1,664,237
ICG, LLC
1,492,500	Term Loan, 5.88%, Maturing November 5, 2010	1,518,619
International Mill Service, Inc.
2,000,000	Term Loan, 8.82%, Maturing October 26, 2011	2,037,500
Magnequench, Inc.
870,303	Term Loan, 10.41%, Maturing September 30, 2009	876,830
1,600,000	Term Loan, 13.91%, Maturing December 31, 2009	1,612,000
Murray Energy Corp.
980,000	Term Loan, 5.94%, Maturing January 28, 2010	983,675
Novelis, Inc.
1,359,865	Term Loan, 4.50%, Maturing January 6, 2012	1,381,655
2,364,577	Term Loan, 4.50%, Maturing January 6, 2012	2,402,465

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals (continued)
Trout Coal Holdings, LLC
$500,000	Term Loan, 7.25%, Maturing March 23, 2011	$501,875
1,600,000	Term Loan, 9.75%, Maturing March 23, 2012	1,633,000
		$15,695,541
Oil and Gas - 2.1%
Dresser Rand Group, Inc.
$1,555,602	Term Loan, 5.36%, Maturing October 29, 2011	$1,580,395
Dresser, Inc.
1,631,252	Term Loan, 5.60%, Maturing March 31, 2007	1,664,896
Dynegy Holdings, Inc.
4,416,625	Term Loan, 6.87%, Maturing May 28, 2010	4,451,132
El Paso Corp.
3,269,875	Term Loan, 5.27%, Maturing November 23, 2009	3,292,130
3,752,860	Term Loan, 5.88%, Maturing November 23, 2009	3,784,395
Getty Petroleum Marketing, Inc.
3,172,766	Term Loan, 6.35%, Maturing May 19, 2010	3,236,222
LB Pacific, L.P.
1,095,000	Term Loan, 6.01%, Maturing March 3, 2012	1,105,266
Lyondell-Citgo Refining, L.P.
2,970,062	Term Loan, 4.59%, Maturing May 21, 2007	3,016,470
Magellan Midstream Holdings, L.P.
1,130,637	Term Loan, 5.09%, Maturing December 10, 2011	1,150,423
Semgroup, L.P.
665,000	Term Loan, 5.35%, Maturing August 27, 2008	672,274
955,575	Term Loan, 7.50%, Maturing August 27, 2008	966,027
Sprague Energy Corp.
5,500,000	Revolving Loan, 2.16%, Maturing August 10, 2007(2)	5,486,250
Universal Compression, Inc.
1,165,000	Term Loan, 4.85%, Maturing February 15, 2012	1,182,475
Williams Production RMT Co.
12,222,632	Term Loan, 5.46%, Maturing May 30, 2008	12,436,528
		$44,024,883
Publishing - 3.3%
Advanstar Communications, Inc.
$293,620	Term Loan, 7.57%, Maturing October 11, 2007	$295,761
Advertising Directory Solution
2,873,175	Term Loan, 5.07%, Maturing November 9, 2011	2,884,547
2,718,188	Term Loan, 6.82%, Maturing May 9, 2012	2,781,046
American Media Operations, Inc.
2,282,973	Term Loan, 5.88%, Maturing April 1, 2007	2,321,142
CBD Media, LLC
1,663,582	Term Loan, 5.63%, Maturing December 31, 2009	1,688,190
Dex Media East, LLC
683,041	Term Loan, 4.72%, Maturing November 8, 2008	692,623
4,526,833	Term Loan, 4.64%, Maturing May 8, 2009	4,599,453

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Dex Media West, LLC
$1,302,020	Term Loan, 5.04%, Maturing September 9, 2009	$1,321,098
8,036,320	Term Loan, 4.76%, Maturing March 9, 2010	8,161,888
Freedom Communications
4,750,000	Term Loan, 4.60%, Maturing May 18, 2012	4,765,832
Herald Media, Inc.
307,675	Term Loan, 5.56%, Maturing July 22, 2011	312,098
625,000	Term Loan, 8.56%, Maturing January 22, 2012	635,937
Lamar Media Corp.
962,500	Term Loan, 4.19%, Maturing March 7, 2009	969,719
1,496,250	Term Loan, 4.62%, Maturing June 30, 2010	1,516,122
Liberty Group Operating, Inc.
1,475,000	Term Loan, 5.13%, Maturing February 28, 2012	1,497,432
Merrill Communications, LLC
1,492,641	Term Loan, 5.56%, Maturing February 9, 2009	1,512,231
Morris Publishing Group, LLC
2,962,500	Term Loan, 4.63%, Maturing September 30, 2010	2,987,498
4,488,750	Term Loan, 4.88%, Maturing March 31, 2011	4,549,070
Nebraska Book Co., Inc.
950,400	Term Loan, 5.88%, Maturing March 4, 2011	964,359
Newspaper Holdings, Inc.
2,300,000	Term Loan, 5.15%, Maturing August 24, 2011	2,305,750
R.H. Donnelley Corp.
1,523,998	Term Loan, 4.74%, Maturing December 31, 2009	1,541,334
4,956,251	Term Loan, 4.70%, Maturing June 30, 2011	5,024,964
Source Media, Inc.
1,982,912	Term Loan, 5.34%, Maturing November 8, 2011	2,011,004
250,000	Term Loan, 8.46%, Maturing August 30, 2012	254,141
SP Newsprint Co.
1,305,204	Term Loan, 5.83%, Maturing January 9, 2010	1,332,940
640,788	Term Loan, 6.06%, Maturing January 9, 2010	645,994
Sun Media Corp.
2,570,418	Term Loan, 5.19%, Maturing February 7, 2009	2,612,722
Transwestern Publishing Co., LLC
395,600	Term Loan, 4.56%, Maturing February 25, 2011	397,413
809,837	Term Loan, 5.47%, Maturing February 25, 2011	813,549
1,584,003	Term Loan, 7.50%, Maturing February 25, 2011	1,603,143
Weekly Reader Corp.
980,000	Term Loan, 8.06%, Maturing March 29, 2009	981,837
Xerox Corp.
4,500,000	Term Loan, 4.82%, Maturing September 30, 2008	4,560,268
		$68,541,105
Radio and Television - 2.5%
Adams Outdoor Advertising, L.P.
$2,519,834	Term Loan, 5.15%, Maturing October 15, 2011	$2,558,420
ALM Media Holdings, Inc.
1,170,000	Term Loan, 5.36%, Maturing March 4, 2010	1,170,000

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
Block Communications, Inc.
$742,165	Term Loan, 5.35%, Maturing November 30, 2009	$749,123
CanWest Media, Inc.
3,496,749	Term Loan, 5.04%, Maturing August 15, 2009	3,540,458
Cumulus Media, Inc.
2,487,500	Term Loan, 4.56%, Maturing March 28, 2010	2,509,266
992,500	Term Loan, 4.81%, Maturing March 28, 2010	1,008,628
DirecTV Holdings, LLC
6,315,000	Term Loan, 4.45%, Maturing April 13, 2013	6,341,049
Emmis Operating Co.
5,561,063	Term Loan, 4.66%, Maturing November 10, 2011	5,639,073
Entravision Communications Co.
1,160,000	Term Loan, 4.31%, Maturing February 24, 2012	1,181,266
Gray Television, Inc.
6,268,539	Term Loan, 4.90%, Maturing December 31, 2010	6,352,118
NEP Supershooters, L.P.
1,617,530	Term Loan, 11.12%, Maturing August 3, 2011	1,605,399
Nexstar Broadcasting, Inc.
2,167,263	Term Loan, 4.87%, Maturing October 1, 2012	2,182,614
2,287,737	Term Loan, 4.87%, Maturing October 1, 2012	2,303,941
PanAmSat Corp.
5,714,914	Term Loan, 5.75%, Maturing August 20, 2011(5)	5,800,090
Rainbow National Services, LLC
3,128,663	Term Loan, 5.69%, Maturing March 31, 2012	3,175,918
Raycom National, LLC
2,350,000	Term Loan, 4.56%, Maturing April 6, 2012	2,382,312
Sinclair Television Group, Inc.
412,875	Term Loan, 6.25%, Maturing June 30, 2009	415,197
701,475	Term Loan, 6.50%, Maturing December 31, 2009	708,636
Susquehanna Media Co.
2,000,000	Term Loan, 5.21%, Maturing March 31, 2012	2,018,750
		$51,642,258
Rail Industries - 0.3%
Kansas City Southern Industries, Inc.
$768,075	Term Loan, 4.81%, Maturing March 30, 2008	$780,172
Railamerica, Inc.
4,400,806	Term Loan, 4.88%, Maturing September 29, 2011	4,486,987
520,223	Term Loan, 4.88%, Maturing September 29, 2011	530,411
		$5,797,570
Retailers (Except Food and Drug) - 1.5%
American Achievement Corp.
$629,877	Term Loan, 5.25%, Maturing March 25, 2011	$640,112
Amscan Holdings, Inc.
982,575	Term Loan, 5.66%, Maturing April 30, 2012	988,716

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Coinmach Laundry Corp.
$4,618,388	Term Loan, 6.04%, Maturing July 25, 2009	$4,681,891
CSK Auto, Inc.
3,960,000	Term Loan, 4.85%, Maturing June 20, 2009	4,004,550
FTD, Inc.
931,176	Term Loan, 5.29%, Maturing February 28, 2011	946,308
Harbor Freight Tools USA, Inc.
2,338,250	Term Loan, 5.22%, Maturing July 15, 2010	2,356,079
Home Interiors & Gifts, Inc.
1,117,907	Term Loan, 8.38%, Maturing March 31, 2011	1,083,252
Josten's Corp.
2,643,250	Term Loan, 5.19%, Maturing October 4, 2011	2,684,826
Oriental Trading Co., Inc.
5,188,654	Term Loan, 5.63%, Maturing August 4, 2010	5,256,755
Rent-A-Center, Inc.
2,571,263	Term Loan, 4.46%, Maturing June 30, 2010	2,611,439
Riddell Bell Holdings, Inc.
497,500	Term Loan, 5.61%, Maturing September 30, 2011	505,792
Savers, Inc.
772,404	Term Loan, 6.58%, Maturing August 4, 2009	778,680
1,000,000	Term Loan, 10.48%, Maturing August 4, 2010	1,012,500
Travelcenters of Ameria, Inc.
4,247,000	Term Loan, 4.51%, Maturing October 1, 2008	4,297,433
		$31,848,333
Surface Transport - 0.3%
Horizon Lines, LLC
$977,613	Term Loan, 5.62%, Maturing July 7, 2011	$983,315
NFIL Holdings Corp.
523,810	Term Loan, 4.08%, Maturing February 27, 2010	532,321
1,424,827	Term Loan, 4.91%, Maturing February 27, 2010	1,445,309
Rural/Metro Operating Co., LLC
100,882	Term Loan, 5.37%, Maturing March 4, 2011	101,198
389,118	Term Loan, 5.43%, Maturing March 4, 2011	390,334
Sirva Worldwide, Inc.
2,441,176	Term Loan, 5.53%, Maturing December 10, 2010	2,406,085
		$5,858,562
Telecommunications - 3.0%
Alaska Communications Systems Holdings, Inc.
$2,100,000	Term Loan, 5.09%, Maturing February 1, 2012	$2,121,000
American Tower, L.P.
6,327,188	Term Loan, 5.39%, Maturing August 31, 2011	6,419,621
Centennial Cellular Operating Co., LLC
3,816,475	Term Loan, 5.46%, Maturing February 9, 2011	3,868,356
Consolidated Communications, Inc.
1,193,443	Term Loan, 5.31%, Maturing October 14, 2010	1,196,426
2,103,752	Term Loan, 5.45%, Maturing October 14, 2011	2,118,215

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Fairpoint Communications, Inc.
$2,450,000	Term Loan, 5.17%, Maturing February 8, 2012	$2,481,237
Intelsat Ltd.
1,000,000	Term Loan, 4.88%, Maturing July 28, 2011	1,008,250
Iowa Telecommunications Service
2,458,000	Term Loan, 5.08%, Maturing November 23, 2011	2,485,653
Nextel Partners Operation Corp.
4,800,000	Term Loan, 5.44%, Maturing May 31, 2011	4,878,000
NTelos, Inc.
1,815,450	Term Loan, 5.57%, Maturing February 18, 2011	1,816,207
Qwest Corp.
12,500,000	Term Loan, 7.39%, Maturing June 30, 2007	12,878,913
SBA Senior Finance, Inc.
2,775,901	Term Loan, 5.96%, Maturing October 31, 2008	2,831,419
Spectrasite Communications, Inc.
3,588,008	Term Loan, 4.52%, Maturing May 19, 2012	3,623,514
Stratos Global Corp.
1,646,000	Term Loan, 5.34%, Maturing December 3, 2011	1,667,090
Triton PCS, Inc.
2,758,088	Term Loan, 6.32%, Maturing November 18, 2009	2,794,632
USA Mobility, Inc.
243,961	Term Loan, 5.47%, Maturing November 16, 2006	245,790
Valor Telecom Enterprise, LLC
2,646,000	Term Loan, 5.07%, Maturing February 14, 2012	2,679,075
Westcom Corp.
988,281	Term Loan, 5.72%, Maturing December 17, 2010	995,693
1,000,000	Term Loan, 9.97%, Maturing May 17, 2011	1,017,500
Western Wireless Corp.
5,359,500	Term Loan, 6.01%, Maturing May 31, 2011	5,390,205
		$62,516,796
Utilities - 1.2%
Allegheny Energy Supply Co., LLC
$3,671,864	Term Loan, 5.58%, Maturing October 28, 2011	$3,707,664
Cogentrix Deleware Holdings, Inc.
2,215,000	Term Loan, 4.71%, Maturing April 14, 2012	2,222,753
Coleto Creek WLE, L.P.
895,031	Term Loan, 5.31%, Maturing June 30, 2011	910,694
KGen, LLC
970,000	Term Loan, 5.64%, Maturing August 5, 2011	950,600
NRG Energy, Inc.
2,091,996	Term Loan, 4.33%, Maturing December 24, 2011	2,118,407
2,654,102	Term Loan, 5.25%, Maturing December 24, 2011	2,687,610
Pike Electric, Inc.
1,029,093	Term Loan, 5.19%, Maturing July 1, 2012	1,044,530
1,365,946	Term Loan, 5.19%, Maturing July 1, 2012	1,386,863

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
Plains Resources, Inc.
$1,354,286	Term Loan, 4.87%, Maturing December 17, 2010	$1,373,331
Reliant Energy, Inc.
2,638,388	Term Loan, 6.04%, Maturing December 22, 2010	2,641,685
Texas Genco, LLC
1,593,089	Term Loan, 4.00%, Maturing December 14, 2011	1,607,360
3,847,311	Term Loan, 5.01%, Maturing December 14, 2011	3,881,775
		$24,533,272
	Total Senior, Floating Rate Interests (identified cost $1,050,502,531)	$1,059,455,997
Mortgage Pass-Throughs - 50.0%
Principal Amount (000's omitted)	Security	Value
Federal Home Loan Mortgage Corp.:
$2,315	3.181%, with maturity at 2025(6)	$2,365,710
1,427	6.00%, with maturity at 2026	1,478,026
51,257	6.50%, with various maturities to 2025	53,775,800
36,388	7.00%, with various maturities to 2027	38,540,245
1,455	7.13%, with maturity at 2023	1,559,299
58,019	7.50%, with various maturities to 2028(7)	62,352,172
2,059	7.65%, with maturity at 2022	2,234,937
566	7.70%, with maturity at 2022	615,816
36,020	8.00%, with various maturities to 2030	39,365,604
35,065	8.50%, with various maturities to 2031	38,657,813
315	8.75%, with maturity at 2010	334,119
11,304	9.00%, with various maturities to 2031	12,510,198
9,728	9.50%, with various maturities to 2025	10,951,301
4,588	10.00%, with various maturities to 2022	5,227,368
3,146	10.50%, with various maturities to 2021	3,598,125
178	11.00%, with maturity at 2015	199,621
355	11.50%, with various maturities to 2020	407,709
2,867	12.00%, with various maturities to 2020	3,317,297
1,166	12.50%, with various maturities to 2015	1,365,139
497	13.00%, with maturity at 2015	594,624
36	13.50%, with maturity at 2014	41,544
173	14.00%, with maturity at 2014	211,901
		$279,704,368
Federal National Mortgage Assn.:
$12,128	3.567%, with maturity at 2036(6)	$12,328,853
1,197	6.00%, with maturity at 2023	1,241,797
126,503	6.50%, with various maturities to 2029(7)	132,541,275
1,124	6.75%, with maturity at 2023	1,189,507

Principal Amount (000's omitted)	Security	Value
$80,414	7.00%, with various maturities to 2028(7)	$85,542,108
21,516	7.50%, with various maturities to 2028	23,168,608
26,667	8.00%, with various maturities to 2029	29,078,097
155	8.25%, with maturity at 2018	169,103
6,694	8.425%, with maturity at 2027	7,428,281
15,493	8.50%, with various maturities to 2028	17,082,878
2,173	8.616%, with maturity at 2029	2,415,214
3,422	8.651%, with maturity at 2028	3,780,786
3,123	8.80%, with maturity at 2027	3,464,146
25,485	9.00%, with various maturities to 2026	28,372,414
1,444	9.287%, with maturity at 2024	1,603,784
10,569	9.50%, with various maturities to 2030	11,903,054
5,568	10.00%, with various maturities to 2021	6,368,331
3,842	10.27%, with maturity at 2025	4,391,765
4,166	10.288%, with maturity at 2019	4,708,709
5,618	10.50%, with various maturities to 2025	6,467,180
1,820	11.00%, with various maturities to 2020	2,096,811
168	11.25%, with maturity at 2016	192,428
4,658	11.50%, with various maturities to 2021	5,396,308
15	11.75%, with maturity at 2014	17,274
699	12.00%, with various maturities to 2016	821,189
584	12.50%, with various maturities to 2015	683,460
646	13.00%, with various maturities to 2015	766,918
245	13.50%, with various maturities to 2017	298,285
84	14.50%, with maturity at 2014	102,347
		$393,620,910
Government National Mortgage Assn.:
$8,619	6.00%, with maturity at 2024(7)	$8,929,602
72,591	6.50%, with various maturities to 2024(7)	76,198,981
13,675	7.00%, with various maturities to 2024	14,542,336
42,956	8.00%, with various maturities to 2025(7)	46,757,541
4,038	8.50%, with various maturities to 2022	4,464,892
18,702	9.00%, with various maturities to 2026	20,876,859
25,954	9.50%, with various maturities to 2026(7)	29,358,274
1,764	10.00%, with maturity at 2019	2,031,877
		$203,160,362
Collateralized Mortgage Obligations:
$1,127	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	$1,200,984
5,724	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	6,022,761
9,092	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	9,576,776
6,535	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	6,804,743

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
$3,907	Federal Home Loan Mortgage Corp., Series 1650, Class K, 6.50%, 1/15/24	$4,192,289
1,577	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	1,623,556
13,290	Federal Home Loan Mortgage Corp., Series 1730, Class Z, 7.00%, 5/15/24	14,050,378
3,069	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	3,543,902
4,300	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	4,495,473
5,152	Federal Home Loan Mortgage Corp., Series 40, Class K, 6.50%, 8/17/24	5,487,315
1,149	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	1,265,301
1,020	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	1,140,820
2,191	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	2,465,783
590	Federal National Mortgage Assn., Series 1990-27, Class Z, 9.00%, 3/25/20	652,269
495	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	546,656
2,337	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	2,624,730
851	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	918,041
465	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	497,995
885	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	947,777
1,787	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	1,892,815
7,016	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	7,599,280
3,597	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	3,854,055
3,347	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	3,571,602
4,673	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	4,996,631
10,393	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	11,128,609
7,589	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	8,231,986
8,324	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	8,856,499
4,756	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	5,064,974
6,842	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	7,318,529

Principal Amount (000's omitted)	Security	Value
$1,534	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	$1,654,250
2,497	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	2,689,917
5,532	Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, 8/25/23	5,862,197
9,000	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32	9,323,653
3,097	Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	3,151,826
		$153,254,372
	Total Mortgage Pass-Throughs (identified cost $1,039,717,396)	$1,029,740,012
Corporate Bonds & Notes - 47.7%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense - 0.6%
Argo Tech Corp., Sr. Notes
$1,815	9.25%, 6/1/11	$1,951,125
Armor Holdings, Inc., Sr. Sub. Notes
1,895	8.25%, 8/15/13	2,018,175
BE Aerospace, Sr. Sub. Notes, Series B
660	8.00%, 3/1/08	660,000
Sequa Corp.
5,350	8.875%, 4/1/08	5,537,250
Standard Aero Holdings, Inc., Sr. Sub. Notes
325	8.25%, 9/1/14(5)	334,750
Vought Aircraft Industries, Inc., Sr. Notes
1,000	8.00%, 7/15/11	955,000
		$11,456,300
Air Transport - 0.4%
American Airlines
$3,615	7.80%, 10/1/06	$3,255,451
525	8.608%, 4/1/11	473,679
AMR Corp.
2,970	9.00%, 8/1/12	2,227,500
Delta Air Lines
199	7.779%, 11/18/05	148,488
2,171	9.50%, 11/18/08(5)	1,769,365
Northwest Airlines, Inc.
445	8.875%, 6/1/06	342,650
		$8,217,133

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Automotive - 1.5%
Altra Industrial Motion, Inc.
$665	9.00%, 12/1/11(5)	$663,337
Delphi Auto Systems Corp.
3,950	6.55%, 6/15/06	3,713,000
Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,080	9.75%, 11/1/13	1,085,400
Metaldyne, Inc., Sr. Notes
3,255	10.00%, 11/1/13(5)	2,783,025
Sonic Automotive, Inc., Sr. Sub. Notes
1,600	8.625%, 8/15/13	1,592,000
Tenneco Automotive, Global Shares, Series B
10,855	10.25%, 7/15/13	11,913,362
Tenneco Automotive, Inc., Sr. Sub. Notes
2,680	8.625%, 11/15/14(5)	2,458,900
TRW Automotive, Inc., Sr. Notes
2,230	9.375%, 2/15/13	2,319,200
TRW Automotive, Inc., Sr. Sub. Notes
3,900	11.00%, 2/15/13	4,212,000
United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	915,750
		$31,655,974
Broadcasting - 0.1%
Fisher Communications, Inc., Sr. Notes
$385	8.625%, 9/15/14	$410,025
XM Satellite Radio, Inc.
2,100	1.75%, 12/1/09(5)	1,785,000
		$2,195,025
Brokers / Dealers / Investment Houses - 0.1%
E*Trade Financial Corp., Sr. Notes
$2,420	8.00%, 6/15/11	$2,492,600
		$2,492,600
Building and Development - 1.3%
Coleman Cable, Inc., Sr. Notes
$1,060	9.875%, 10/1/12(5)	$991,100
Dayton Superior Corp., Sr. Notes
7,170	10.75%, 9/15/08	7,062,450
MAAX Corp., Sr. Sub. Notes
1,150	9.75%, 6/15/12	1,150,000
Mueller Group, Inc., Sr. Sub. Notes
2,625	10.00%, 5/1/12	2,835,000

Principal Amount (000's omitted)	Security	Value
Building and Development (continued)
Mueller Holdings, Inc., Disc. Notes
$1,440	14.75%, 4/15/14	$964,800
Nortek, Inc., Sr. Sub Notes
2,305	8.50%, 9/1/14	2,051,450
Owens Corning
85	7.70%, 5/1/08(3)(8)	65,556
Ply Gem Industries, Inc., Sr. Sub. Notes
2,895	9.00%, 2/15/12	2,518,650
RMCC Acquisition Co., Sr. Sub. Notes
3,495	9.50%, 11/1/12(5)	3,372,675
WCI Communities, Inc., Sr. Sub. Notes
6,000	7.875%, 10/1/13	6,000,000
		$27,011,681
Business Equipment and Services - 1.5%
Affinity Group, Inc., Sr. Sub. Notes
$3,450	9.00%, 2/15/12	$3,484,500
Amerco, Inc.
1,560	9.00%, 3/15/09	1,649,700
Danka Business Systems, Sr. Notes
2,350	11.00%, 6/15/10	2,162,000
Hydrochem Industrial Services, Inc., Sr. Sub Notes
1,980	9.25%, 2/15/13(5)	1,989,900
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
4,660	9.875%, 8/15/11	4,939,600
NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK)
4,035	11.75%, 1/1/12(5)	4,115,700
Quintiles Transnational Corp., Sr. Sub. Notes
9,690	10.00%, 10/1/13	10,513,650
Williams Scotsman, Inc., Sr. Notes
1,515	10.00%, 8/15/08	1,613,475
		$30,468,525
Cable and Satellite Television - 1.2%
Adelphia Communications Corp.
$2,500	10.25%, 6/15/11	$2,262,500
Charter Communications Holdings II, LLC, Sr. Notes
1,600	10.25%, 9/15/10	1,606,000
Charter Communications Holdings, LLC, Sr. Disc. Notes
1,125	11.75%, 1/15/10	894,375
Charter Communications Holdings, LLC, Sr. Notes
2,520	10.25%, 1/15/10	1,864,800

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Cable and Satellite Television (continued)
Insight Communications, Sr. Disc. Notes
$14,775	12.25%, 2/15/11	$14,627,250
UGS Corp., Sr. Sub. Notes
2,485	10.00%, 6/1/12(5)	2,671,375
		$23,926,300
Chemicals and Plastics - 3.3%
Acetex Corp., Sr. Notes
$3,000	10.875%, 8/1/09	$3,180,000
Avecia Investments Ltd.
121	11.00%, 7/1/09	126,445
BCP Crystal Holdings Corp., Sr. Sub Notes
3,172	9.625%, 6/15/14	3,512,990
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
1,765	9.00%, 7/15/14(5)	1,773,825
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes
3,357	10.50%, 10/1/14(5)	2,198,835
Equistar Chemical, Sr. Notes
7,000	10.625%, 5/1/11	7,840,000
Huntsman Advanced Materials, Sr. Notes
905	11.00%, 7/15/10(5)	1,036,225
Huntsman International
6,000	9.875%, 3/1/09	6,480,000
Huntsman LLC
4,426	11.625%, 10/15/10	5,134,160
Innophos, Inc., Sr. Sub. Notes
720	8.875%, 8/15/14(5)	748,800
Koppers, Inc.
1,835	9.875%, 10/15/13	1,972,625
Lyondell Chemical Co.
995	11.125%, 7/15/12	1,141,762
Lyondell Chemical Co., Sr. Notes
2,412	10.50%, 6/1/13	2,791,890
Nalco Co., Sr. Sub. Notes
2,960	8.875%, 11/15/13	3,048,800
OM Group, Inc.
11,180	9.25%, 12/15/11	11,347,700
Polyone Corp., Sr. Notes
2,490	10.625%, 5/15/10	2,757,675
25	8.875%, 5/1/12	26,437
Polypore, Inc., Sr. Sub Notes
390	8.75%, 5/15/12	331,500
PQ Corp.
1,125	7.50%, 2/15/13(5)	1,096,875

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics (continued)
Rhodia SA, Sr. Notes
$6,450	10.25%, 6/1/10	$6,869,250
Rockwood Specialties Group, Sr. Sub. Notes
1,360	10.625%, 5/15/11	1,497,700
Solo Cup Co., Sr. Sub. Notes
3,540	8.50%, 2/15/14	3,433,800
		$68,347,294
Clothing / Textiles - 1.2%
Levi Strauss & Co., Sr. Notes
$5,210	12.25%, 12/15/12	$5,548,650
Levi Strauss & Co., Sr. Notes, Variable Rate
2,575	7.73%, 4/1/12(5)	2,381,875
Oxford Industries, Inc., Sr. Notes
9,690	8.875%, 6/1/11	10,077,600
Perry Ellis International, Inc., Sr. Sub. Notes
3,795	8.875%, 9/15/13	3,870,900
Phillips Van-Heusen, Sr. Notes
1,175	7.25%, 2/15/11	1,180,875
2,500	8.125%, 5/1/13	2,587,500
		$25,647,400
Computers - Integrated Systems - 0.1%
Activant Solutions, Inc., Sr. Notes
$1,000	10.50%, 6/15/11	$1,055,000
		$1,055,000
Conglomerates - 0.4%
Amsted Industries, Inc., Sr. Notes
$7,150	10.25%, 10/15/11(5)	$7,686,250
Goodman Global Holdings, Sr. Notes, Variable Rate
1,570	5.76%, 6/15/12(5)	1,507,200
		$9,193,450
Containers and Glass Products - 1.8%
Anchor Glass Container Corp.
$5,000	11.00%, 2/15/13	$4,075,000
Crown Euro Holdings SA
20,495	10.875%, 3/1/13	23,518,012
Graphic Packaging International Corp., Sr. Sub. Notes
3,265	9.50%, 8/15/13	3,265,000
Intertape Polymer US, Inc., Sr. Sub. Notes
3,235	8.50%, 8/1/14	3,245,766

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Containers and Glass Products (continued)
Pliant Corp.
$2,775	11.125%, 6/15/09	$2,469,750
US Can Corp., Sr. Notes
820	10.875%, 7/15/10	832,300
		$37,405,828
Cosmetics / Toiletries - 0.4%
Aearo Co. I, Sr. Sub. Notes
$1,665	8.25%, 4/15/12	$1,681,650
Del Laboratories, Inc., Sr. Sub. Notes
1,780	8.00%, 2/1/12(5)	1,691,000
GFSI, Inc., Sr. Sub. Notes, Series B
270	9.625%, 3/1/07	247,050
Samsonite Corp., Sr. Sub. Notes
3,680	8.875%, 6/1/11	3,808,800
True Temper Sports, Inc., Sr. Sub. Notes
700	8.375%, 9/15/11	616,000
WH Holdings Ltd./WH Capital Corp., Sr. Notes
1,119	9.50%, 4/1/11	1,197,330
		$9,241,830
Drugs - 0.1%
Warner Chilcott Corp.
$2,670	8.75%, 2/1/15(5)	$2,629,950
		$2,629,950
Ecological Services and Equipment - 0.2%
Allied Waste North America, Series B
$4,480	8.875%, 4/1/08	$4,625,600
		$4,625,600
Electronics / Electrical - 1.6%
Advanced Micro Devices, Inc.
$6,485	7.75%, 11/1/12(5)	$6,225,600
Amkor Technologies, Inc.
1,960	5.75%, 6/1/06	1,749,300
Amkor Technologies, Inc., Sr. Notes
3,270	7.125%, 3/15/11	2,583,300
8,380	7.75%, 5/15/13	6,609,725
CPI Holdco, Inc., Sr. Notes, Variable Rate
1,320	8.83%, 2/1/15(5)	1,267,200
Nortel Networks Ltd.
1,575	4.25%, 9/1/08	1,431,281

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical (continued)
Rayovac Corp., Sr. Sub. Notes
$2,765	7.375%, 2/1/15(5)	$2,695,875
Sanmina-SCI Corp., Sr. Notes
5,000	10.375%, 1/15/10	5,500,000
Stratus Technologies, Inc., Sr. Notes
775	10.375%, 12/1/08	759,500
Wesco Distribution Inc.
4,327	9.125%, 6/1/08	4,391,905
		$33,213,686
Energy Services - 0.1%
Aventine Renewable Energy Holdings, Inc., Variable Rate
$1,385	9.01%, 12/15/11(5)	$1,267,275
		$1,267,275
Equipment Leasing - 0.1%
United Rentals North America, Inc.
$745	6.50%, 2/15/12	$713,337
United Rentals North America, Inc., Sr. Sub. Notes
2,250	7.00%, 2/15/14	2,036,250
		$2,749,587
Farming / Agriculture - 0.4%
IMC Global, Inc.
$6,775	11.25%, 6/1/11	$7,554,125
		$7,554,125
Financial Intermediaries - 1.6%
Alzette, Variable Rate
$750	8.691%, 12/15/20(5)	$750,000
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	4.82%, 2/24/19(5)	760,000
Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	5.315%, 4/15/19(5)	1,000,000
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	4.941%, 1/15/19(5)	1,000,000
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
974	5.224%, 8/11/16(5)	973,583
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	8.297%, 3/8/17	1,000,000
Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	4.055%, 7/30/16(5)	1,509,375

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Financial Intermediaries (continued)
Ford Motor Credit Co.
$9,300	7.875%, 6/15/10	$8,959,490
General Motors Acceptance Corp.
5,825	6.125%, 9/15/06	5,792,135
General Motors Acceptance Corp., Variable Rate
830	4.395%, 10/20/05	828,318
210	3.695%, 5/18/06	205,891
Refco Finance Holdings, LLC, Sr. Sub. Notes
7,580	9.00%, 8/1/12(5)	8,224,300
Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	5.337%, 3/21/17(5)	1,000,000
		$32,003,092
Food Products - 0.7%
American Seafood Group, LLC
$440	10.125%, 4/15/10	$470,800
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
4,240	11.50%, 11/1/11(5)	2,862,000
Pierre Foods, Inc., Sr. Sub. Notes
3,225	9.875%, 7/15/12	3,305,625
Pinnacle Foods Holdings Corp., Sr. Sub. Notes
4,160	8.25%, 12/1/13	3,473,600
UAP Holding Corp., Sr. Disc. Notes
5,535	10.75%, 7/15/12	4,261,950
		$14,373,975
Food / Drug Retailers - 0.1%
Rite Aid Corp.
$1,685	7.125%, 1/15/07	$1,685,000
		$1,685,000
Forest Products - 2.7%
Boise Cascade, LLC, Sr. Notes, Variable Rate
$1,520	6.016%, 10/15/12(5)	$1,512,400
Caraustar Industries, Inc., Sr. Sub. Notes
4,950	9.875%, 4/1/11	4,875,750
Georgia-Pacific Corp.
15,225	9.50%, 12/1/11	17,889,375
MDP Acquisitions/JSG Funding PLC, Sr. Notes
14,940	9.625%, 10/1/12	14,865,300
Mercer International, Inc., Sr. Notes
4,535	9.25%, 2/15/13	4,194,875

Principal Amount (000's omitted)	Security	Value
Forest Products (continued)
Newark Group, Inc., Sr. Sub. Notes
$2,795	9.75%, 3/15/14	$2,767,050
NewPage Corp.
7,855	10.00%, 5/1/12(5)	7,697,900
Stone Container Corp., Sr. Notes
450	9.25%, 2/1/08	463,500
Stone Container Finance Canada
1,150	7.375%, 7/15/14	1,063,750
		$55,329,900
Healthcare - 3.7%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
$3,470	10.00%, 2/15/15(5)	$3,660,850
Ardent Health Services, Inc., Sr. Sub. Notes
8,115	10.00%, 8/15/13	9,868,651
Carriage Services, Inc.
870	7.875%, 1/15/15(5)	878,700
CDRV Investors, Inc., Sr. Disc. Notes
4,145	9.625%, 1/1/15(5)	2,176,125
Concentra Operating Corp., Sr. Notes
7,000	9.50%, 8/15/10	7,315,000
Healthsouth Corp.
1,125	7.625%, 6/1/12	1,085,625
Inverness Medical Innovations, Inc., Sr. Sub. Notes
3,175	8.75%, 2/15/12	3,143,250
Knowledge Learning Center, Sr. Sub. Notes
2,200	7.75%, 2/1/15(5)	2,101,000
Medical Device Manufacturing, Inc., Series B
2,645	10.00%, 7/15/12	2,843,375
Medquest, Inc.
6,000	11.875%, 8/15/12	6,090,000
National Mentor, Inc., Sr. Sub. Notes
1,305	9.625%, 12/1/12(5)	1,366,987
National Nephrology Association, Sr. Sub. Notes
2,000	9.00%, 11/1/11(5)	2,225,000
Pacificare Health System
7,017	10.75%, 6/1/09	7,823,955
Rotech Healthcare, Inc.
3,675	9.50%, 4/1/12	3,969,000
Tenet Healthcare Corp., Sr. Notes
6,500	9.25%, 2/1/15(5)	6,532,500
US Oncology, Inc.
2,205	9.00%, 8/15/12	2,315,250
4,365	10.75%, 8/15/14	4,714,200

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Healthcare (continued)
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
$4,730	9.00%, 10/1/14	$4,954,675
VWR International, Inc., Sr. Sub. Notes
3,270	8.00%, 4/15/14	3,057,450
		$76,121,593
Home Furnishings - 0.1%
Fedders North America, Inc.
$2,585	9.875%, 3/1/14	$1,680,250
		$1,680,250
Industrial Equipment - 0.8%
Case New Holland, Inc., Sr. Notes
$560	9.25%, 8/1/11(5)	$574,000
7,135	9.25%, 8/1/11(5)	7,313,375
Milacron Escrow Corp.
2,630	11.50%, 5/15/11	2,827,250
National Waterworks, Inc., Series B
1,500	10.50%, 12/1/12	1,698,750
Thermadyne Holdings Corp., Sr. Sub. Notes
4,575	9.25%, 2/1/14	4,254,750
		$16,668,125
Leisure Goods / Activities / Movies - 1.8%
AMC Entertainment, Inc., Sr. Sub. Notes
$2,235	9.875%, 2/1/12	$2,246,175
LCE Acquisition Corp., Sr. Sub. Notes
5,565	9.00%, 8/1/14(5)	5,370,225
Marquee Holdings, Inc., Sr. Disc. Notes
5,965	12.00%, 8/15/14(5)	3,757,950
Royal Caribbean Cruises, Sr. Notes
4,670	8.75%, 2/2/11	5,253,750
Universal City Development Partners, Sr. Notes
14,015	11.75%, 4/1/10	15,942,062
Universal City Florida Holding, Sr. Notes
230	8.375%, 5/1/10(5)	234,600
Universal City Florida Holding, Sr. Notes, Variable Rate
1,845	7.493%, 5/1/10(5)	1,923,412
WMG Holdings Corp., Sr. Notes, Variable Rate
3,070	7.385%, 12/15/11(5)	3,177,450
		$37,905,624

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos - 2.9%
Chukchansi EDA, Sr. Notes
$800	14.50%, 6/15/09(5)	$976,000
Host Marriott L.P., Series I
3,000	9.50%, 1/15/07	3,210,000
Host Marriott L.P., Sr. Notes
445	6.375%, 3/15/15(5)	425,531
Inn of the Mountain Gods, Sr. Notes
5,230	12.00%, 11/15/10	6,158,325
John Q Hamons Hotels/Finance, Series B
3,500	8.875%, 5/15/12	3,745,000
Kerzner International
4,000	8.875%, 8/15/11	4,300,000
Majestic Star Casino LLC
5,555	9.50%, 10/15/10	5,832,750
Meristar Hospitality Operations/Finance
4,955	10.50%, 6/15/09	5,227,525
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,335	8.00%, 4/1/12	1,425,112
MTR Gaming Group, Series B
2,500	9.75%, 4/1/10	2,737,500
OED Corp./Diamond Jo LLC
3,830	8.75%, 4/15/12	3,715,100
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp.
475	10.75%, 2/1/12	484,500
Trump Atlantic City Associates, Inc.
5,510	11.25%, 5/1/06(4)	5,262,050
Trump Holdings and Funding, Sr. Notes
6,545	12.625%, 3/15/10(4)	7,101,325
Waterford Gaming LLC, Sr. Notes
8,724	8.625%, 9/15/12(5)	9,291,060
		$59,891,778
Machinery - 0.3%
Manitowoc Co., Inc. (The)
$975	10.50%, 8/1/12	$1,089,563
Terex Corp.
5,265	10.375%, 4/1/11	5,738,850
		$6,828,413
Mining - Coal - 0.1%
Alpha Natural Resources, Sr. Notes
$1,370	10.00%, 6/1/12(5)	$1,527,550
		$1,527,550

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Nonferrous Metals / Minerals - 0.4%
AK Steel Corp.
$2,000	7.75%, 6/15/12	$1,790,000
General Cable Corp., Sr. Notes
1,295	9.50%, 11/15/10	1,379,175
Novelis, Inc., Sr. Notes
3,360	7.25%, 2/15/15(5)	3,267,600
Oregon Steel Mills, Inc.
1,140	10.00%, 7/15/09	1,228,350
Ryerson Tull, Inc.
670	9.125%, 7/15/06	680,050
		$8,345,175
Oil and Gas - 2.5%
Coastal Corp.
$350	7.50%, 8/15/06	$357,875
Coastal Corp., Sr. Debs.
2,305	9.625%, 5/15/12	2,454,825
Dresser, Inc.
13,145	9.375%, 4/15/11	13,802,250
Dynegy Holdings, Inc., Sr. Notes
3,995	10.125%, 7/15/13(5)	4,134,825
El Paso Corp.
1,960	6.95%, 12/15/07	1,964,900
El Paso Production Holding Co.
500	7.75%, 6/1/13	506,250
Giant Industries
850	8.00%, 5/15/14	858,500
Hanover Compressor Co., Sr. Sub. Notes
6,755	0.00%, 3/31/07	5,843,075
Hanover Equipment Trust, Series B
675	8.75%, 9/1/11	711,281
Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,132,650
Premcor Refining Group, Sr. Sub. Notes
1,265	7.75%, 2/1/12	1,366,200
Sonat, Inc.
5,000	7.625%, 7/15/11	4,875,000
Transmontaigne, Inc., Sr. Sub. Notes
6,115	9.125%, 6/1/10	6,359,600
United Refining Co., Sr. Notes
3,025	10.50%, 8/15/12	2,979,625
1,830	10.50%, 8/15/12(5)	1,802,550
Williams Cos., Inc. (The)
1,085	8.75%, 3/15/32	1,253,175
		$51,402,581

Principal Amount (000's omitted)	Security	Value
Other Energy - 0.2%
Inergy L.P/Finance, Sr. Notes
$3,980	6.88%, 12/15/14(5)	$3,800,900
		$3,800,900
Publishing - 2.0%
Advanstar Communications, Inc.
$6,980	10.75%, 8/15/10	$7,678,000
Advanstar Communications, Inc., Variable Rate
4,433	10.294%, 8/15/08	4,665,206
American Media Operations, Inc.
2,040	8.875%, 1/15/11	2,085,900
American Media Operations, Inc., Series B
6,370	10.25%, 5/1/09	6,561,100
CBD Media, Inc., Sr. Sub. Notes
1,335	8.625%, 6/1/11	1,331,663
Dex Media West LLC, Sr. Sub. Notes
5,475	9.875%, 8/15/13	6,104,625
Houghton Mifflin Co., Sr. Sub. Notes
3,805	9.875%, 2/1/13	3,862,075
Vertis, Inc., Sub. Notes
85	13.50%, 12/7/09(5)	55,675
WDAC Subsidiary Corp., Sr. Notes
1,405	8.375%, 12/1/14(5)	1,282,063
Xerox Corp.
3,000	9.75%, 1/15/09	3,420,000
Xerox Corp., Sr. Notes
1,855	7.125%, 6/15/10	1,952,388
1,485	7.625%, 6/15/13	1,592,663
		$40,591,358
Radio and Television - 3.5%
CanWest Media, Inc., Sr. Sub. Notes
$2,156	8.00%, 9/15/12(5)	$2,215,467
CanWest Media, Inc., Sr. Sub. Notes
11,000	10.625%, 5/15/11	11,990,000
CCO Holdings LLC/CCO Capital Corp., Sr. Notes
2,000	8.75%, 11/15/13	1,935,000
CSC Holdings, Inc., Sr. Notes
2,970	7.875%, 12/15/07	3,051,675
5,000	8.125%, 7/15/09	5,150,000
CSC Holdings, Inc., Sr. Sub. Notes
6,605	10.50%, 5/15/16	7,248,988
Echostar DBS Corp., Sr. Notes
10,000	6.35%, 10/1/08	10,275,000

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Radio and Television (continued)
Kabel Deutschland GMBH
$4,965	10.625%, 7/1/14(5)	$5,262,900
Muzak LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	4,436,250
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
3,450	11.375%, 4/1/13	2,656,500
Nextmedia Operating, Inc.
1,370	10.75%, 7/1/11	1,481,313
PanAmSat Corp.
1,833	9.00%, 8/15/14	1,915,485
Paxson Communications Corp.
1,365	10.75%, 7/15/08	1,354,763
Paxson Communications Corp., Variable Rate
3,000	5.891%, 1/15/10(5)	2,985,000
Rainbow National Services, LLC, Sr. Notes
1,805	8.75%, 9/1/12(5)	1,940,375
Rainbow National Services, LLC, Sr. Sub. Debs.
6,905	10.375%, 9/1/14(5)	7,837,175
		$71,735,891
Recycling - 0.1%
IMCO Recycling Escrow, Inc., Sr. Notes
$1,975	9.00%, 11/15/14(5)	$2,024,375
		$2,024,375
REITS - 0.2%
CB Richard Ellis Services, Inc., Sr. Notes
$695	9.75%, 5/15/10	$778,400
CB Richard Ellis Services, Inc., Sr. Sub. Notes
2,600	11.25%, 6/15/11	2,912,000
		$3,690,400
Retailers (Except Food and Drug) - 0.1%
Jostens Holding Corp., Sr. Disc. Notes
$1,250	10.25%, 12/1/13	$912,500
Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	2,062,500
		$2,975,000
Steel - 0.1%
Ispat Inland ULC, Sr. Notes
$2,102	9.75%, 4/1/14	$2,412,045
		$2,412,045

Principal Amount (000's omitted)	Security	Value
Surface Transport - 0.7%
H-Lines Finance Holding, Sr. Disc. Notes
$2,355	11.00%, 4/1/13(5)	$1,831,013
Horizon Lines, LLC
5,035	9.00%, 11/1/12(5)	5,324,513
OMI Corp., Sr. Notes
1,105	7.625%, 12/1/13	1,127,100
Progress Rail Services Corp., Sr. Notes
2,690	7.75%, 4/1/12(5)	2,690,000
Quality Distribution LLC/QD Capital Corp.
1,610	9.00%, 11/15/10	1,553,650
Quality Distribution LLC/QD Capital, Variable Rate
1,815	7.641%, 1/15/12(5)	1,760,550
		$14,286,826
Telecommunications - 4.2%
AirGate PCS, Inc., Variable Rate
$1,080	6.891%, 10/15/11(5)	$1,109,700
Alamosa Delaware, Inc., Sr. Disc. Notes
1,855	12.00%, 7/31/09	2,031,225
Alamosa Delaware, Inc., Sr. Notes
5,050	11.00%, 7/31/10	5,662,313
175	8.50%, 1/31/12	182,000
Alaska Communications Systems Holdings, Inc.
3,265	9.875%, 8/15/11	3,477,225
American Tower, L.P., Sr. Notes
1,821	9.375%, 2/1/09	1,914,326
Centennial Cellular Operating Co., LLC, Sr. Sub. Notes
330	10.75%, 12/15/08	341,550
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
7,100	10.125%, 6/15/13	7,792,250
Crown Castle Operating Co., Sr. Notes
2,515	10.75%, 8/1/11	2,703,625
Inmarsat Finance PLC
3,835	7.625%, 6/30/12	3,950,050
Intelsat Bermuda Ltd., Sr. Notes
1,120	5.25%, 11/1/08	1,022,000
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
5,450	7.805%, 1/15/12(5)	5,490,875
IWO Escrow Co., Variable Rate
575	6.891%, 1/15/12(5)	577,875
LCI International, Inc., Sr. Notes
4,695	7.25%, 6/15/07	4,295,925

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Nextel Communications, Inc., Sr. Notes
$6,225	7.375%, 8/1/15	$6,660,750
Qwest Capital Funding, Inc.
7,135	7.75%, 8/15/06	7,206,350
785	7.90%, 8/15/10	726,125
Qwest Corp.
3,740	14.00%, 12/15/10(5)	4,226,200
2,000	9.125%, 3/15/12(5)	2,130,000
Qwest Corp., Sr. Notes
3,230	7.875%, 9/1/11(5)	3,294,600
Qwest Services Corp.
5,105	13.00%, 12/15/07(5)	5,602,738
Rogers Wireless, Inc.
295	7.50%, 3/15/15	304,219
Rogers Wireless, Inc., Variable Rate
1,314	6.135%, 12/15/10	1,356,705
Rural Cellular Corp., Variable Rate
2,000	7.51%, 3/15/10	2,030,000
Telemig Celular SA/Amazonia Celular SA
1,755	8.75%, 1/20/09(5)	1,816,425
Triton PCS, Inc.
2,765	8.50%, 6/1/13	2,405,550
UbiquiTel Operating Co., Sr. Notes
3,995	9.875%, 3/1/11	4,344,563
Western Wireless, Sr. Notes
3,290	9.25%, 7/15/13	3,775,275
		$86,430,439
Utilities - 2.3%
AES Corp., Sr. Notes
$4,500	8.75%, 6/15/08	$4,770,000
6,000	9.50%, 6/1/09	6,540,000
6,965	8.75%, 5/15/13(5)	7,574,438
945	9.00%, 5/15/15(5)	1,034,775
Calpine Corp., Sr. Notes
1,045	8.25%, 8/15/05	935,275
1,535	7.625%, 4/15/06	1,066,825
Mission Energy Holding Co.
3,290	13.50%, 7/15/08	3,873,975
NRG Energy, Inc., Sr. Notes
1,822	8.00%, 12/15/13(5)	1,849,330
Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	14,898,000

Principal Amount (000's omitted)	Security	Value
Utilities (continued)
Reliant Energy, Inc.
$1,770	9.25%, 7/15/10	$1,818,675
2,800	9.50%, 7/15/13	2,919,000
		$47,280,293
Waste Management - 0.2%
Waste Services, Inc., Sr. Sub. Notes
$3,530	9.50%, 4/15/14(5)	$3,521,175
		$3,521,175
	Total Corporate Bonds & Notes (identified cost $967,217,299)	$982,866,321
Common Stocks - 0.0%
Shares	Security	Value
563	Crown Castle International Corp.(8)	$9,058
	Total Common Stocks (identified cost, $8,835)	$9,058
Convertible Preferred Stocks - 0.0%
Shares	Security	Value
10,058	Crown Castle International Corp., (PIK)	$486,556
	Total Convertible Preferred Stocks (identified cost, $480,158)	$486,556
Commercial Paper - 1.8%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,300,000	05/02/05	Broadhollow Funding, LLC	3.10%	$2,299,802
33,858,000	05/02/05	General Electric Capital Corp.	2.94%	33,855,235

Total Commercial Paper
(at amortized cost)  $  36,155,037

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Short-Term Investments - 0.2%
Principal Amount	Maturity Date	Borrower	Rate	Amount
$4,000,000	05/02/05	Investors Bank and Trust Company Time Deposit	2.96%	$4,000,000

Total Short-Term Investments (at amortized cost)	$4,000,000
Gross Investments - 151.1% (identified cost $3,098,081,256)	$3,112,712,981
Less Unfunded Loan Commitments - (0.4)%	$(7,722,823)
Net Investments - 150.7% (identified cost $3,090,358,433)	$3,104,990,158
Other Assets, Less Liabilities - (11.9)%	$(244,330,130)
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (38.8)%	$(800,175,657)
Net Assets Applicable to Common Shares - 100.0%	$2,060,484,371

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments, see Note 1E for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Defaulted security.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $230,186,987 or 11.2% of the Fund's net assets.

(6)  Adjustable rate mortgage.

(7)  All or a portion of these securities were on loan at April 30, 2005.

(8)  Non-income producing security.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value including $251,528,551 of securities on loan (identified cost, $3,090,358,433)	$3,104,990,158
Cash	8,002,606
Receivable for investments sold	8,284,466
Interest receivable	33,509,673
Prepaid expenses	97,765
Total assets	$3,154,884,668
Liabilities
Collateral for securities loaned	$257,767,142
Payable for investments purchased	36,081,258
Payable to affiliate for Trustees' fees	2,010
Accrued expenses	374,230
Total liabilities	$294,224,640
Auction preferred shares (32,000 shares outstanding) at liquidation value plus cumulative unpaid dividends	800,175,657
Net assets applicable to common shares	$2,060,484,371
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 111,783,982 shares issued and outstanding	$1,117,840
Additional paid-in capital	2,123,158,583
Accumulated net realized loss (computed on the basis of identified cost)	(82,619,889)
Accumulated undistributed net investment income	4,196,112
Net unrealized appreciation (computed on the basis of identified cost)	14,631,725
Net assets applicable to common shares	$2,060,484,371
Net Asset Value Per Common Share
($2,060,484,371 ÷ 111,783,982 common shares issued and outstanding)	$18.43

Statement of Operations

For the Year Ended
April 30, 2005

Investment Income
Interest	$167,580,459
Security lending income, net	6,398,178
Dividends	33,701
Total investment income	$174,012,338
Expenses
Investment adviser fee	$23,651,849
Trustees' fees and expenses	23,523
Preferred shares remarketing agent fee	2,165,411
Custodian fee	653,899
Printing and postage	489,257
Legal and accounting services	125,607
Transfer and dividend disbursing agent fees	67,292
Miscellaneous	216,423
Total expenses	$27,393,261
Deduct - Reduction of custodian fee	$2,586
Reduction of investment adviser fee	6,307,160
Total expense reductions	$6,309,746
Net expenses	$21,083,515
Net investment income	$152,928,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$723,648
Net realized gain	$723,648
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(28,800,919)
Net change in unrealized appreciation (depreciation)	$(28,800,919)
Net realized and unrealized loss	$(28,077,271)
Distributions to preferred shareholders from income	$(17,037,481)
Net increase in net assets from operations	$107,814,071

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended April 30, 2005	Period Ended April 30, 2004(1)
From operations - Net investment income	$152,928,823	$116,656,709
Net realized gain from investment transactions	723,648	4,765,139
Net change in unrealized appreciation (depreciation) from investments	(28,800,919)	43,432,644
Distributions to preferred shareholders from net investment income	(17,037,481)	(8,280,107)
Net increase in net assets from operations	$107,814,071	$156,574,385
Distributions to common shareholders - From net investment income	$(178,863,995)	$(149,316,513)
Total distributions to common shareholders	$(178,863,995)	$(149,316,513)
Capital share transactions - Proceeds from sale of common shares	$-	$2,120,100,000 (2)
Reinvestment of distributions to common shareholders	12,625,234	2,116,452
Offering costs and preferred shares underwriting discounts	-	(10,665,263)
Net increase in net assets from capital share transactions	$12,625,234	$2,111,551,189
Net increase (decrease) in net assets	$(58,424,690)	$2,118,809,061
Net Assets Applicable to Common Shares
At beginning of year	$2,118,909,061	$100,000
At end of year	$2,060,484,371	$2,118,909,061
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$4,196,112	$10,821,853

(1)  For the period from the start of business, May 30, 2003, to April 30, 2004.

(2)  Proceeds from sales of shares net of sales load paid of $99,900,000.

Statement of Cash Flows

Increase (Decrease) in Cash	Year Ended April 30, 2005
Cash Flows From (Used For) Operating Activities - Purchase of investments	$(1,838,939,312)
Proceeds from sales of investments and principal repayments	1,847,181,450
Interest received, including net securities lending income	205,648,204
Prepaid expenses	(63,045)
Facilities fees received	693,822
Operating expenses paid	(20,918,133)
Net decrease of short-term investments	7,055,963
Payment of collateral for securities loaned, net	133,811,599
Decrease in unfunded commitments	(1,467,443)
Net cash from operating activities	$333,003,105
Cash Flows From (Used For) Financing Activities - Auction preferred shares redeemed	$(150,000,000)
Cash distributions paid (excluding reinvestments of $12,625,234)	(183,149,892)
Net cash used for financing activities	$(333,149,892)
Net increase (decrease) in cash	$(146,787)
Cash at beginning of year	$8,149,393
Cash at end of year	$8,002,606
Reconciliation of Net Increase (Decrease) in Net Assets From Operations to Net Cash From Operating Activities
Net increase in net assets from operations	$107,814,071
Distributions to preferred shareholders	17,037,481
Increase in receivable for investments sold	(2,470,443)
Decrease in interest receivable	807,314
Increase in prepaid expenses	(63,045)
Decrease in payable to affiliate	(579)
Increase in accrued expenses	165,961
Increase in collateral for securities loaned	133,811,599
Increase in unfunded commitments	7,722,823
Increase in payable for investments purchased	36,081,258
Net decrease in investments	32,096,665
Net cash from operating activities	$333,003,105

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Year Ended April 30,
	2005(1)		2004(1)(2)
Net asset value - Beginning of year (Common shares)	$19.070		$19.100	(3)
Income (loss) from operations
Net investment income	$1.373	(10)	$1.061	(10)
Net realized and unrealized gain (loss)	(0.254	)(10)	0.426	(10)
Distribution to preferred shareholders from net investment income	(0.153)		(0.075)
Total income from operations	$0.966		$1.412
Less distributions to common shareholders
From net investment income	$(1.606)		$(1.345)
Total distributions to common shareholders	$(1.606)		$(1.345)
Preferred and Common shares offering costs charged to paid-in capital	$-		$(0.011)
Preferred Shares underwriting discounts	$-		$(0.086)
Net asset value - End of year (Common shares)	$18.430		$19.070
Market value - End of year (Common shares)	$17.690		$17.810
Total Investment Return on Net Asset Value	5.29	%(4)	7.22	%(5)
Total Investment Return on Market Value	8.22	%(4)	0.13	%(5)

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Year Ended April 30,
	2005(1)	2004(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of year (000's omitted)	$2,060,484	$2,118,909
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.01%	0.93	%(7)
Net expenses after custodian fee reduction(6)	1.01%	0.93	%(7)
Net investment income(6)	7.29%	6.02	%(7)
Portfolio Turnover	60%	72%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.31%	1.21	%(7)
Expenses after custodian fee reduction(6)	1.31%	1.21	%(7)
Net investment income(6)	6.99%	5.74	%(7)
Net investment income per share	$1.316	$1.012

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.71%	0.67	%(7)
Net expenses after custodian fee reduction	0.71%	0.67	%(7)
Net investment income	5.16%	4.37	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action note been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.92%	0.88	%(7)
Expenses after custodian fee reduction	0.92%	0.88	%(7)
Net investment income	4.95%	4.16	%(7)
Senior Securities:
Total preferred shares outstanding	32,000	38,000
Asset coverage per preferred share(8)	$89,395	$80,762
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, May 30, 2003, to April 30, 2004.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.900 per share paid by the shareholder from the $20.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

(10)  For Federal Income tax purposes, net investment income per share was $1.699 and $1.531, respectively, and net realized and unrealized loss per share was $0.580 and $0.044, respectively. Computed using average common shares outstanding.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was organized as a Massachusetts business trust on March 12, 2003. The Fund's investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing primarily in, mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities; senior, secured floating rate loans made to corporate and other business entities (Senior Loans); and corporate bonds of below investment grade quality (Non-Investment Grade Bonds). The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value.

Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps

Eaton Vance Limited Duration Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between the bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and exchange traded options are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $67,366,920 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on April 30, 2012 ($26,481,368) and April 30, 2013 ($40,885,552).

At April 30, 2005, net capital losses of $10,947,188 attributable to security transactions incurred after October 31, 2004, are treated as arising on the first day of the Fund's taxable year ending April 30, 2006.

D  Investment Transactions - Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

E  Unfunded Loan Commitments - The Fund may enter into certain credit agreements, all or a portion of which, may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Offering Costs - Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

G  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

H  Written Options - Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

I  Purchased Options - Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss,

Eaton Vance Limited Duration Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

J  Financial Futures Contracts - Upon entering into a financial futures contract, the Fund is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Fund.

If the Fund enters into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

K  Reverse Repurchase Agreements - The Fund may enter into reverse repurchase agreements. Under such an agreement, the Fund temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed-upon price and time in the future. The Fund may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Fund's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Fund. The securities underlying such agreements continue to be treated as owned by the Fund and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Fund under reverse repurchase agreements is accrued daily.

L  Total Return Swaps - The Fund may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions; to change the duration of the portfolio; to mitigate default risk; or for other risk management purposes. Pursuant to these agreements, the Fund makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Fund receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

M  Credit Default Swaps - The Fund may enter into credit default swap contracts for risk management purposes, including diversification. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Other - Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

O  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance Limited Duration Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

P  Indemnifications - Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Auction Preferred Shares (APS)

The Fund issued 7,600 shares of Auction Preferred Shares Series A, 7,600 shares of Auction Preferred Shares Series B, 7,600 shares of Auction Preferred Shares Series C, 7,600 shares of Auction Preferred Shares Series D, and 7,600 shares of Auction Preferred Shares Series E on July 25, 2003 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. As of April 30, 2005, 6,400 shares of Series A, 6,400 shares of Series B, 6,400 shares of Series C, 6,400 shares of Series D and 6,400 shares of Series E were outstanding. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 1.12% to 3.5% for Series A Shares, from 1.09% to 3.2% for Series B Shares, from 1.15% to 3.26% for Series C Shares, from 1.18% to 3.00% for Series D Shares and from 1.10% to 3.45% for Series E Shares, during the year ended April 30, 2005.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the Investment Company Act of 1940. The Fund pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  Distribution to Shareholders

The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on April 30, 2005 was 3.00%, 3.10%, 3.03%, 2.80% and 2.95%, for Series A, Series B, Series C, Series D and Series E Shares, respectively. For the year ended April 30, 2005, the Fund paid dividends to Auction Preferred shareholders amounting to $3,426,721, $3,405,273, $3,405,659, $3,403,089, and $3,396,739 for Series A, Series B, Series C, Series D and Series E Shares, respectively, representing an average APS dividend rate for such period of 1.99%, 1.98%, 1.99%, 1.98% and 1.97%, respectively.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the different treatment for paydown gain/losses on mortgage-backed securities and the method for amortizing premiums.

The tax character of distributions paid for the years ended April 30, 2005 and April 30, 2004 was as follows:

	Year Ended April 30,
	2005	2004
Distributions declared from:
Ordinary Income	$195,901,476	$157,596,620

During the year ended April 30, 2005, accumulated undistributed net investment income was increased by $36,346,912, and accumulated net realized loss was increased by $36,346,912. This change had no effect on the net assets or the net asset value per share.

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$4,196,112
Unrealized gain	$10,325,944
Other temporary differences	$(10,947,188)
Capital loss carryforward	$(67,366,920)

Eaton Vance Limited Duration Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.75% of the Fund's weekly gross assets, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the year ended April 30, 2005, the fee was equivalent to 0.75% of the Fund's average weekly gross assets for such period and amounted to $23,651,849.

In addition, the Adviser has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% of average weekly gross assets of the Fund for the first five years of the Fund's operations 0.15% of average weekly gross assets of the Fund in year 6, 0.10% in year 7 and 0.05% in year 8. For the year ended April 30, 2005, the Investment Adviser waived $6,307,160 of its advisory fee.

EVM serves as the administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund.

Certain officers and Trustees of the Fund are officers of the above organizations.

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $1,875,006,061 and $1,849,651,893, respectively, for the year ended April 30, 2005.

6  Securities Lending Agreement

The Fund has established a securities lending agreement in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received and amounted to $4,127,509 for the year ended April 30, 2005. At April 30, 2005, the value of the securities loaned and the value of the collateral amounted to $251,528,551 and $257,767,142, respectively. In the event of counterparty default, the Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Year Ended April 30,
	2005	2004(1)
Sales	-	111,005,000
Issued to shareholders electing to receive payments of distributions in Fund shares	669,036	109,946
Net increase	669,036	111,114,946

(1)  For the period from the start of business, May 30, 2003, to April 30, 2004.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,094,664,214
Gross unrealized appreciation	$37,248,125
Gross unrealized depreciation	(26,922,181)
Net unrealized appreciation	$10,325,944

9  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful

Eaton Vance Limited Duration Income Fund as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

only when all related and offsetting transactions are considered. At April 30, 2005 there were no outstanding obligations under these financial instruments.

10 Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 18, 2005. The following action was taken by the shareholders of the Fund:

Item 1: The election of James B. Hawkes and William H. Park as Class II Trustees of the Fund for a three-year term expiring in 2008:

	Nominee for Class II Trustee Elected by All Shareholders: James B. Hawkes	Nominee for Class II Trustee Elected by All Shareholders: William H. Park
For	95,554,217	95,582,624
Withheld	735,860	707,453

Eaton Vance Limited Duration Income Fund as of April 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Limited Duration Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Limited Duration Income Fund (the "Fund"), including the portfolio of investments, as of April 30, 2005, and the related statements of operations and cash flows for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities held as of April 30, 2005, by correspondence with the custodian and selling or Agent Banks; where replies were not received from selling or Agent Banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Limited Duration Income Fund at April 30, 2005, and the results of its operations and cash flows, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 21, 2005

Eaton Vance Limited Duration Income Fund

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan be completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

Eaton Vance Limited Duration Income Fund

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Limited Duration Income Fund
c/o PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2005, our records indicate that there are 141 registered shareholders and approximately 104,950 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbol

The American Stock Exchange symbol is EVV.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Limited Duration Income Fund (the "Fund") and the investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  A independent report comparing the advisory fees of the Fund with those of comparable funds;

•  Information provided by Eaton Vance regarding Fund investment performance (including on a risk-adjusted basis) in comparison to a relevant peer group of funds;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described herein.

The Special Committee received information concerning the investment philosophy and investment process applied by Eaton Vance in managing the Fund. In this regard, the Special Committee considered Eaton Vance's in-house research capabilities as well as other resources available to Eaton Vance personnel, including research services that may be available to Eaton Vance as a result of securities transactions effected for the Fund and other investment advisory clients. The Special Committee concluded that Eaton Vance's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objective and policies. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at Eaton Vance were appropriate to fulfill effectively the duties of the investment adviser on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management and administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee noted in particular that the Fund benefits from a contractual waiver of advisory fees and other expenses effective during the first five years of the Fund's operations. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the investment adviser's profits with respect to the Fund, the implementation of breakpoints is not appropriate.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Limited Duration Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Limited Duration Income Fund (the Fund) are responsible for the overall management and supervision of the Fund's affairs. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Fund hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Fund, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR.

Name and Date of Birth	Position(s) with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/19/41	Trustee and Vice President	Until 2005. 3 years. Trustee since 2003	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 197 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Fund.	197	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2003	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	135	None

Samuel L. Hayes, III 2/23/35	Chairman of the Board and Trustee	Until 2007. 3 years. Trustee since 2003 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration.	197	Director of Tiffany & Co. (specialty retailer) and Telect, Inc. (telecommunication services company)

William H. Park 9/19/47	Trustee	Until 2005. 3 years. Trustee since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	197	None

Ronald A. Pearlman 7/10/40	Trustee	Until 2006. 3 years. Trustee since 2003	Professor of Law, Georgetown University Law Center (since 1999). Tax Partner, Covington & Burling, Washington, DC (1991-2000).	197	None

Norton H. Reamer 9/21/35	Trustee	Until 2006. 3 years. Trustee since 2003	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	197	None

Eaton Vance Limited Duration Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Until 2006. 3 years. Trustee since 2003	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	197	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment adviser), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	135	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President	Since 2003	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 61 registered investment companies managed by EVM or BMR.

Scott H. Page 11/30/59	Vice President	Since 2003	Vice President of EVM and BMR. Officer of 13 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President	Since 2003	Vice President of EVM and BMR. Officer of 28 registered investment companies managed by EVM or BMR.

Payson F. Swaffield 8/13/56	Vice President	Since 2003	Vice President of EVM and BMR. Officer of 13 registered investment companies managed by EVM or BMR.

Mark S. Venezia* 5/23/49	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 5 registered investment companies managed by EVM or BMR

Michael W. Weilheimer 2/11/61	Vice President	Since 2003	Vice President of EVM and BMR. Officer of 8 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 2003	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC; Officer of 197 registered investment companies managed by EVM or BMR.

James L. O'Connor 4/1/45	Treasurer	Since 2003	Vice President of BMR, EVM and EVD. Officer of 121 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 197 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

*  Mr. Venezia joined the current portfolio management team effective as of March 16, 2004.

The SAI for the Fund includes additional information about the Trustees and Officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

Investment Adviser of Eaton Vance Limited Duration Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Limited Duration Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 43027

Providence, RI 02940-9653

(800) 331-1710

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Limited Duration Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

1856-6/05  CE-LDISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended April 30, 2004 and April 30, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such period.

Fiscal Year Ended	4/30/04	4/30/05

Audit Fees	$66,700	$68,740

Audit-Related Fees(1)	14,000	4,950

Tax Fees(2)	5,800	8,000

All Other Fees(3)	0	0

Total	$86,500	$81,690

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

 (e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant’s last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant’s last two fiscal years.

Fiscal Year Ended	4/30/04	4/30/05

Registrant	$19,800	$12,950

Eaton Vance(1)	$479,012	$351,449

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended.  Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park, Lynn A. Stout and Ralph E. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer

Date:	June 17, 2005

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 17, 2005